[logo - American Funds ®]

Prospectus Supplement
September 1, 2006

For the following funds with prospectuses dated
October 1, 2005 - July 1, 2006

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM
Washington Mutual Investors Fund,SM Inc.

Please keep this Supplement with your copy of the Prospectus and/or the Retirement Plan Prospectus.

Beginning September 1, 2006, the paragraph regarding the statement of intention in the "Sales charge reductions and waivers" section of the Prospectus and in the "Sales charge reductions" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Prospectus

Statement of intention
You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine the market value of your holdings eligible for aggregation with all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period (including individual holdings in and purchases of various American Legacy variable annuity contracts and variable life insurance policies) to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" for more information.

Retirement Plan Prospectus

Statement of intention
You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows the market value of your holdings eligible for aggregation to be combined with all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" for more information.

Beginning September 1, 2006, the paragraph regarding the multiple portfolio counselor system in the "Management and organization" section of the Prospectus and of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Multiple portfolio counselor system
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

MFGEBS-004-0806P Litho in USA CGD/MW/9335-S8428

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds ®]

Prospectus Supplement
September 1, 2006

For the following funds with prospectuses dated
October 1, 2005 - July 1, 2006

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM
Washington Mutual Investors Fund,SM Inc.

Please keep this Supplement with your copy of the Prospectus and/or the Retirement Plan Prospectus.

Beginning September 1, 2006, the paragraph regarding the statement of intention in the "Sales charge reductions and waivers" section of the Prospectus and in the "Sales charge reductions" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Prospectus

Statement of intention
You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine the market value of your holdings eligible for aggregation with all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period (including individual holdings in and purchases of various American Legacy variable annuity contracts and variable life insurance policies) to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" for more information.

Retirement Plan Prospectus

Statement of intention
You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows the market value of your holdings eligible for aggregation to be combined with all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" for more information.

Beginning September 1, 2006, the paragraph regarding the multiple portfolio counselor system in the "Management and organization" section of the Prospectus and of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Multiple portfolio counselor system
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

MFGEBS-004-0806P Litho in USA CGD/MW/9335-S8428


                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                October 1, 2005
                      (as supplemented September 1, 2006)

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Income Fund of America,
Inc. (the "fund" or "IFA") dated October 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94120
                                  415/421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                      The Income Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%)
     or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated  BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service (Moody's) or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500
     Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

                      The Income Fund of America -- Page 2

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or

                      The Income Fund of America -- Page 3

     principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund

                      The Income Fund of America -- Page 4

will bear certain expenses in connection with its currency transactions.
Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

The fund does not currently intend to engage in this investment practice over the next 12 months.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

                      The Income Fund of America -- Page 5

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the

                      The Income Fund of America -- Page 6

     credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds.
Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                      The Income Fund of America -- Page 7

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

                      The Income Fund of America -- Page 8

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended July 31, 2005 and 2004 were 24% and 27%, respectively.
See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

The fund may not:

1.   Act as underwriter of securities issued by other persons.

2.   Invest more than 10% of the value of its total assets in securities that are illiquid.

3.   Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

                      The Income Fund of America -- Page 9

5.   Purchase or deal in commodities or commodity contracts.

6.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7.   Purchase securities of any company for the purpose of exercising control or management.

8.   Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9.   Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10.  Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11.  Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1)
the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12.  Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of
Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend to engage in an ongoing or regular securities lending program.

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by
Directors pursuant to an exemptive order granted by the SEC.

                     The Income Fund of America -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                       YEAR FIRST                                          NUMBER OF PORTFOLIOS
                        POSITION        ELECTED                                              WITHIN THE FUND
                        WITH THE       A DIRECTOR       PRINCIPAL OCCUPATION(S) DURING     COMPLEX/2/ OVERSEEN
   NAME AND AGE           FUND       OF THE FUND/1/            PAST FIVE YEARS                 BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------

 Robert A. Fox        Director            1972        Managing General Partner, Fox                 7
 Age: 68                                              Investments LP; corporate
                                                      director; retired President and
                                                      CEO, Foster Farms (poultry
                                                      producer)
-----------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Chairman of         1993        Co-founder, VentureThink LLC                  6
 Age: 57              the Board                       (developed and managed e-commerce
                      (independent                    businesses) and Versura, Inc.
                      and                             (education loan exchange); former
                      Non-Executive)                  Treasurer, The Washington Post
                                                      Company
-----------------------------------------------------------------------------------------------------------------
 John M. Lillie       Director            2003        Business consultant; former                   2
 Age: 68                                              President, Sequoia Associates LLC
                                                      (investment firm specializing in
                                                      medium-size buyouts); former Vice
                                                      Chairman of the Board, Gap Inc.
                                                      (specialty apparel retailing)
-----------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director            1976        Professor of Finance, Graduate                8
 Age: 68                                              School of Business, Stanford
                                                      University
-----------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director            1999        Managing Director, Oak Glen                   2
 Age: 64                                              Consultancy, LLC (consulting
                                                      services to charitable
                                                      organizations, pension funds and
                                                      other financial management
                                                      companies)
-----------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director            1989        President Emeritus, Keck Graduate             4
 Age: 70                                              Institute of Applied Life Sciences

-----------------------------------------------------------------------------------------------------------------
 Isaac Stein          Director            2004        President, Waverley Associates                2
 Age: 58                                              (private investment fund);
                                                      Managing Director, Technogen
                                                      Associates L.P. (venture capital
                                                      partnership); Chairman Emeritus,
                                                      Stanford University Board of
                                                      Trustees
-----------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director            1985        Private investor; corporate                   6
 Age: 71                                              director; former Lecturer,
                                                      Department of Molecular Biology,
                                                      Princeton University
-----------------------------------------------------------------------------------------------------------------

                       OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE                BY DIRECTOR
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------

 Robert A. Fox        Chemtura Corporation
 Age: 68
-----------------------------------------------------
 Leonade D. Jones     None
 Age: 57
-----------------------------------------------------
 John M. Lillie       None
 Age: 68
-----------------------------------------------------
 John G. McDonald     iStar Financial, Inc.; Plum
 Age: 68              Creek Timber Co.; Scholastic
                      Corporation; Varian, Inc.
-----------------------------------------------------
 James K. Peterson    None
 Age: 64
-----------------------------------------------------
 Henry E. Riggs       None
 Age: 70
-----------------------------------------------------
 Isaac Stein          Maxygen, Inc.
 Age: 58
-----------------------------------------------------
 Patricia K. Woolf    First Energy Corporation
 Age: 71
-----------------------------------------------------

                     The Income Fund of America -- Page 11


                                                PRINCIPAL OCCUPATION(S) DURING
                                  YEAR FIRST          PAST FIVE YEARS AND
                                   ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                     POSITION     A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND
                     WITH THE   AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN   OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            OF THE FUND                BY DIRECTOR               BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------

 Hilda L. Applbaum    Vice           1998        Senior Vice President,                   1             None
 Age: 44              Chairman                   Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 12


                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                              WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE                FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------

 David C. Barclay       President                     1998          Senior Vice President, Capital Research and Management
 Age: 48                                                            Company; Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine     Senior Vice President         1993          Senior Vice President and Director, Capital Research and
 Age: 75                                                            Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.     Senior Vice President         1994          Vice Chairman, Capital Research and Management Company;
 Age: 56                                                            Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry          Senior Vice President         1994          Senior Vice President, Capital Research and Management
 Age: 59                                                            Company; Director, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Mary E. Sheridan       Vice President                2004          Vice President, Capital Research Company*
 Age: 55
-----------------------------------------------------------------------------------------------------------------------------------
 Joanna F. Jonsson      Vice President                2006          Senior Vice President, Capital Research Company*;
 Age: 43                                                            Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet           Vice President                1994          Senior Vice President, Capital Research and Management
 Age: 49                                                            Company; Director, American Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Andrew B. Suzman       Vice President                2004          Executive Vice President and Director, Capital Research
 Age: 38                                                            Company*; Director, Capital International Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Steven T. Watson       Vice President                2006          Senior Vice President and Director, Capital Research Company
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan        Secretary                     1986          Vice President - Fund Business Management Group, Capital
 Age: 47                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jennifer M. Buchheim   Treasurer                     2005          Vice President - Fund Business Management Group, Capital
 Age: 32                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould        Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 51                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 13


* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                     The Income Fund of America -- Page 14


FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2004

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein                   Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Hilda L. Applbaum/3/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).

3 Ms. Applbaum was elected effective December 15, 2005. Her dollar range of fund shares owned on December 31, 2005 was over $100,000.

DIRECTOR COMPENSATION -- Director compensation - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each Director who is not an "interested person" within the meaning of the 1940 Act (a
"Non-interested Director") an annual fee of $20,000. If the aggregate annual fees paid to a Non-interested Director by all funds advised by the investment adviser is less than $50,000, that Non-interested Director would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the Non-interested Director serves as a Director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay.
The alternative fee reflects the significant time and labor commitment required for a Director to oversee even one fund. A Non-interested Director who is chairman of the board (an "independent chair") also receives an additional annual fee of $25,000, paid in equal portions by the fund and the funds whose boards and committees typically meet jointly with those of the fund.  The fund pays to its independent chair an attendance fee (as described below) for each meeting of a committee of the Board of Directors attended as a non-voting ex-officio member.

In addition, the fund generally pays to Non-interested Directors fees of (a)
$2,500 for each Board of Directors meeting attended and (b) $1,500 for each meeting attended as a member of a committee of the Board of Directors (or
$1,000 for each joint meeting of committees of the boards of American Balanced
Fund, Inc., Fundamental Investors, Inc., The Growth Fund of America, Inc. and
The Income Fund of America, Inc.).

                     The Income Fund of America -- Page 15

Non-interested Directors also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The fund and the other funds served by each Non-interested Director each pay an equal portion of these attendance fees.

The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Non-interested Directors, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of fund expenses. The
Non-interested Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Non-interested Directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2005

                                                                                                   TOTAL COMPENSATION (INCLUDING
                                                                      AGGREGATE COMPENSATION            VOLUNTARILY DEFERRED
                                                                      (INCLUDING VOLUNTARILY              COMPENSATION/1/)
                                                                     DEFERRED COMPENSATION/1/)       FROM ALL FUNDS MANAGED BY
                               NAME                                        FROM THE FUND          CAPITAL RESEARCH AND MANAGEMENT
------------------------------------------------------------------------------------------------    COMPANY OR ITS AFFILIATES/2/
                                                                                                ------------------------------------

 Robert A. Fox/3/                                                             $45,358                         $270,500
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                           44,499                          236,000
------------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie                                                                50,600                           94,000
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                           43,250                          333,500
------------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson                                                             54,850                          102,500
------------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                                             40,000                          148,000
------------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein                                                                   50,600                           94,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                          41,166                          210,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended July 31,
 2005, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating Directors is as follows: Robert A. Fox
 ($662,775), Leonade D. Jones ($116,355), John G. McDonald ($478,177), Henry E.
 Riggs ($495,035) and Patricia K. Woolf ($151,338). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of September 1, 2005, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                     The Income Fund of America -- Page 16

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on
December 16, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.

Shares of each class represent an interest in the same investment portfolio.
Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

                     The Income Fund of America -- Page 17

The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with Directors who are not "interested persons" of the fund, provide in effect that, subject to certain conditions, the fund will indemnify its officers and Directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, Directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any
Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie and Isaac Stein,
none of whom is an "interested person" of the fund within the meaning of the
1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Directors. Five Audit Committee meetings were held during the 2005 fiscal year.

The fund has a Governance and Contracts Committee comprised of Robert A. Fox,
Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E.
Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person"
of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Governance and Contracts
Committee meetings were held during the 2005 fiscal year.

The fund has a Nominating Committee comprised of John M. Lillie, John G.
McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent Director candidates to the full
Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the
Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along

                     The Income Fund of America -- Page 18

with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating Committee meetings were held during the 2005 fiscal year.

The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones,
John G. McDonald, James K. Peterson, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act.
The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds and American Funds
Insurance Series. Certain American Funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 or (b) on the SEC's
website at www.sec.gov.

                     The Income Fund of America -- Page 19

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        24.81%
 201 Progress Parkway                                Class B        12.84
 Maryland Hts, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         9.98
 4800 Deer Lake Dr. E. Fl. 2                         Class C        19.55
 Jacksonville, FL 32246-6484                         Class R-3       5.26
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         7.78
 333 W. 34th St.                                     Class C        13.89
 New York, NY 10001-2402
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      11.35
 PO Box 2999                                         Class R-3      13.72
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING National Trust                                  Class R-2       6.24
 151 Farmington Ave. #TN41
 Hartford, CT 06156-0001
----------------------------------------------------------------------------
 ING Life Insurance & Annuity                        Class R-3      14.08
 151 Farmington Ave. #TN41
 Hartford, CT 06156-0001
----------------------------------------------------------------------------
 Nationwide Trust Company                            Class R-3       8.23
 PO Box 182029
 Columbus, OH 43218-2029
----------------------------------------------------------------------------
 Investors Bank & Trust                              Class R-4      10.75
 4 Manhattanville Rd.
 Purchase, NY 10577-2139
----------------------------------------------------------------------------
 Amvescap Natl Trust Co.                             Class R-4       9.96
 PO Box 105779
 Atlanta, GA 30348-5779
----------------------------------------------------------------------------
 Wells Fargo Bank NA                                 Class R-4       5.34
 PO Box 1533
 Minneapolis, MN 55480-1533
----------------------------------------------------------------------------
 CGTC Trust                                          Class R-5      27.29
 333 S. Hope Street FL 49
 Los Angeles, CA 90071-1406
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      15.62
 50 W. Liberty St. Ste 980
 Reno, NV 89501-1978
----------------------------------------------------------------------------
 The Northern Trust                                  Class R-5      11.48
 PO Box 92994
 Chicago, IL 60675-2994
----------------------------------------------------------------------------
 AST Trust Company                                   Class R-5       6.39
 2390 E. Camelback Rd. Ste 240
 Phoenix, AZ 85016-3434
----------------------------------------------------------------------------

                     The Income Fund of America -- Page 20

INVESTMENT ADVISER -- Capital Research and Management Company, the investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva,
Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope
Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA
92821. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions.
These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

                     The Income Fund of America -- Page 21

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the investment adviser believes that all issues relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been addressed.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and
Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greatest weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.
Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Income
Fund of America portfolio counselors are measured include: Lipper Income Funds
Index (adjusted), Credit Suisse First Boston High Yield Bond Index, Lipper High
Current Yield Bond Funds Average and Lehman Brothers Aggregate Bond Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                     The Income Fund of America -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2005:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER            NUMBER
                                       REGISTERED           POOLED            OF OTHER
                                       INVESTMENT         INVESTMENT          ACCOUNTS
                                    COMPANIES (RICS)    VEHICLES (PIVS)         THAT
                                          THAT               THAT            PORTFOLIO
                                        PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE       COUNSELOR          COUNSELOR          MANAGES
                        OF FUND          MANAGES            MANAGES          (ASSETS OF
     PORTFOLIO          SHARES       (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)     IN BILLIONS)/3/
--------------------------------------------------------------------------------------------

 Stephen E. Bepler    $100,001 --     3      $180.3/4/   1      $0.03/5/        None
                       $500,000
--------------------------------------------------------------------------------------------
 Hilda L. Applbaum    $100,001 --     1      $50.7/4/        None               None
                       $500,000
--------------------------------------------------------------------------------------------
 Abner D.             $500,001 --     5      $145.6/4/       None               None
 Goldstine            $1,000,000
--------------------------------------------------------------------------------------------
 Dina N. Perry        $50,001 --      3      $144.7/4/   1      $0.20/6/        None
                       $100,000
--------------------------------------------------------------------------------------------
 David C. Barclay     $100,001 --     4      $99.3/4/    5      $1.13/7/    14      $3.35/7/
                       $500,000
--------------------------------------------------------------------------------------------
 Mark R. Macdonald    $100,001 --     4      $187.9/4/       None               None
                       $500,000
--------------------------------------------------------------------------------------------
 John H. Smet         $50,001 --      6      $143.2/4/       None           3       $1.97/7/
                       $100,000
--------------------------------------------------------------------------------------------
 Andrew B. Suzman        Over             None               None               None
                      $1,000,000
--------------------------------------------------------------------------------------------
 Steven T. Watson     $100,001 --     3      $158.8/4/       None               None
                       $500,000
--------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s).
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
5 Represents a fund advised by Capital Research and Management Company and sold in Europe. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
6 Represents a fund sub-advised by Capital Research and Management Company and sold in Canada. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
7 Represents fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of
 Capital Research and Management Company. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

                     The Income Fund of America -- Page 23

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In considering the renewal of the Agreement each year, the Governance and
Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Directors.

In approving the renewal of the Agreement for the current period, the Committee considered a wide variety of factors, including, among others, the very good relative investment results of the fund; the relatively low advisory fees and overall expenses of the fund; how economies of scale are considered in determining the investment advisory fee rates at different net asset levels; the quality and depth of experience of the investment adviser and its personnel; and
the profitability of the investment adviser. Based on their review, the
Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

                     The Income Fund of America -- Page 24

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's daily net assets, 0.23% on daily net assets in excess of
$500 million but not exceeding $1 billion, 0.21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on daily net assets in excess of $10.5 billion but not exceeding $13 billion,
0.141% on daily net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on daily net assets in excess of $17 billion but not exceeding
$21 billion, 0.135% on daily net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on daily net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on daily net assets in excess of $34 billion but not exceeding $44 billion, 0.129% on daily net assets in excess of $44 billion but not exceeding $55 billion, 0.127% on daily net assets in excess of
$55 billion but not exceeding $71 billion, and 0.125% on daily net assets in excess of $71 billion plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $60 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.21%, 0.23%,
0.25%, 0.27%, 0.30% and 0.32% of net assets, respectively.

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.

Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal year ended July 31, 2005, the investment adviser was entitled to receive from the fund management fees of $131,860,000. As a result of the management fee waiver described below, for the year ended July 31, 2005, the fee shown on the accompanying financial statements of $131,860,000 was reduced by
$8,405,000 to $123,455,000. For the fiscal years ended July 31, 2004 and 2003, management fees paid by the fund amounted to $97,491,000 and $68,125,000, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any

                     The Income Fund of America -- Page 25

such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon
60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended July 31, 2005, the total fees paid by the investment adviser were
$310,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of up to 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares.

During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $7,826,000
------------------------------------------------------------------------------
               CLASS F                                2,034,000
------------------------------------------------------------------------------
             CLASS 529-A                                398,000
------------------------------------------------------------------------------
             CLASS 529-B                                114,000
------------------------------------------------------------------------------
             CLASS 529-C                                210,000
------------------------------------------------------------------------------
             CLASS 529-E                                 21,000
------------------------------------------------------------------------------
             CLASS 529-F                                  6,000
------------------------------------------------------------------------------
              CLASS R-1                                  29,000
------------------------------------------------------------------------------
              CLASS R-2                               1,159,000
------------------------------------------------------------------------------
              CLASS R-3                                 583,000
------------------------------------------------------------------------------
              CLASS R-4                                 112,000
------------------------------------------------------------------------------
              CLASS R-5                                  68,000
------------------------------------------------------------------------------

                     The Income Fund of America -- Page 26

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2005            $42,979,000        $188,156,000
                                                  2004             42,380,000         188,732,000
                                                  2003             28,544,000         132,618,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2005              3,899,000          26,188,000
                                                  2004              5,811,000          39,893,000
                                                  2003              6,668,000          43,506,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2005                934,000          17,670,000
                                                  2004                     --          18,410,000
                                                  2003                     --          11,576,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2005                648,000           3,012,000
                                                  2004                551,000           2,583,000
                                                  2003                376,000           1,805,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2005                104,000             620,000
                                                  2004                138,000             757,000
                                                  2003                121,000             751,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2005                     --             475,000
                                                  2004                     --             447,000
                                                  2003                     --             281,000
-----------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 27

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting
Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of
Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of
Directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, up to 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and
529-F shares; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00%
of the average daily net assets attributable to Class

                     The Income Fund of America -- Page 28

R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to
0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of July 31, 2005, there were no unreimbursed expenses subject to reimbursement under the Plan for Class A or 529-A shares.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25%

                     The Income Fund of America -- Page 29

is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

During the 2005 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $93,555,000                $11,305,000
------------------------------------------------------------------------------
        CLASS B                  37,442,000                  4,298,000
------------------------------------------------------------------------------
        CLASS C                  48,394,000                  8,792,000
------------------------------------------------------------------------------
        CLASS F                   3,277,000                    645,000
------------------------------------------------------------------------------
      CLASS 529-A                   456,000                     68,000
------------------------------------------------------------------------------
      CLASS 529-B                   631,000                     79,000
------------------------------------------------------------------------------
      CLASS 529-C                 1,237,000                    245,000
------------------------------------------------------------------------------
      CLASS 529-E                    69,000                     13,000
------------------------------------------------------------------------------
      CLASS 529-F                     7,000                          0
------------------------------------------------------------------------------
       CLASS R-1                    123,000                     30,000
------------------------------------------------------------------------------
       CLASS R-2                  1,534,000                    310,000
------------------------------------------------------------------------------
       CLASS R-3                  1,403,000                    297,000
------------------------------------------------------------------------------
       CLASS R-4                    172,000                     43,000
------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.

                     The Income Fund of America -- Page 30

     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                     The Income Fund of America -- Page 31

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
July 31, 2005, 2004 and 2003 amounted to $45,510,000, $38,953,000 and
$40,825,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Bank of America Securities, LLC, Barclays Bank PLC,
Citigroup Global Markets Inc., Credit Suisse First Boston Corp., First Cleaning
LLC and J.P. Morgan Securities. As of the fund's most recent fiscal year-end, the fund held equity securities of Bank of America Corp. in the amount of
$490,742,000; Citigroup Inc. in the amount of $560,497,000; J.P. Morgan Chase &
Co. in the amount of $419,923,000 and  Wachovia Corporation in the amount of
$214,115,000. As of that date the fund held debt securities of Bank of America
Corp. in the amount of $159,465,000; Barclays Bank PLC in the amount of
$6,953,000; Citigroup Inc. in the amount of $10,004,000; Credit Suisse First
Boston (USA) Inc. in the amount of $5,016,000 and J.P. Morgan Chase & Co. in the amount of $27,921,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's Board of Directors and compliance will be periodically assessed by the Board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In addition, the fund's list of top
10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the
American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the
American Funds website. Affiliates of the fund (including the fund's Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

                     The Income Fund of America -- Page 32

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is

                     The Income Fund of America -- Page 33

calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to the fund's net asset value being calculated.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.

                     The Income Fund of America -- Page 34

The Valuation Committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation
Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in

                     The Income Fund of America -- Page 35

the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of
     "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

                     The Income Fund of America -- Page 36

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This

                     The Income Fund of America -- Page 37

     original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute

                     The Income Fund of America -- Page 38

     dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form
     1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                     The Income Fund of America -- Page 39

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

                     The Income Fund of America -- Page 40

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust
Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. Purchase minimums may be waived or reduced in certain cases. For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment. The initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

                     The Income Fund of America -- Page 41

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption. If you redeem your Class B shares after the contingent deferred sales charge period and with the redemption

                     The Income Fund of America -- Page 42

     proceeds you purchase Class A shares, you are still responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons")

                     The Income Fund of America -- Page 43

          (and their (a) spouses or equivalents if recognized under local law,
          (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c)
          parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  current registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     EDWARD JONES FREE SWITCH PROGRAM

     Eligible clients of broker-dealer Edward Jones may purchase Class A shares at net asset value under the terms of the Edward Jones Free Switch program.
     The program applies to purchases initiated within the 90-day period beginning August 19, 2005, and ending November 16, 2005, at 3:00 p.m.
     Central time. The fund's Board has determined that it

                     The Income Fund of America -- Page 44

     would be in the best interests of the fund and its shareholders and desirable to have the fund participate in the program.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested).

                     The Income Fund of America -- Page 45

     If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The market value of existing
     American Funds investments (other than shares representing direct purchases of money market funds) as of the day immediately before the start of the
     Statement period, and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the Statement period, are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the
     Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plan(s), such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

                     The Income Fund of America -- Page 46

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

                     The Income Fund of America -- Page 47

     When determining your American Funds Class A sales charge, if you are not an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

                     The Income Fund of America -- Page 48

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings
Plan eliminating the fund as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                     The Income Fund of America -- Page 49

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                     The Income Fund of America -- Page 50

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges.

                     The Income Fund of America -- Page 51

Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's Articles of
Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $25,980,000 for Class A shares and
$2,630,000 for Class B shares for the 2005 fiscal year.

                     The Income Fund of America -- Page 52

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for
Directors who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by
Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer
Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer
Agent.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                     The Income Fund of America -- Page 53

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General is appealing the Superior Court's decision to California's Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.70
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.84

                     The Income Fund of America -- Page 54

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                     The Income Fund of America -- Page 55

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                     The Income Fund of America -- Page 56

 [This page is intentionally left blank for this filing.]

                     The Income Fund of America -- Page 57

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     The Income Fund of America -- Page 58

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                     The Income Fund of America -- Page 59

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     The Income Fund of America -- Page 60


[logo - American Funds(R)]

THE INCOME FUND OF AMERICA(R)
INVESTMENT PORTFOLIO
July 31, 2005

                                                                                                                       Market value
Common stocks -- 64.43%                                                                                      Shares           (000)

FINANCIALS -- 17.20%
Washington Mutual, Inc.                                                                                  15,955,000        $677,768
Societe Generale                                                                                          5,432,300         594,790
Citigroup Inc.                                                                                           12,885,000         560,497
U.S. Bancorp                                                                                             16,735,000         503,054
HSBC Holdings PLC (United Kingdom)                                                                       19,731,426         320,315
HSBC Holdings PLC (Hong Kong)                                                                            10,543,396         171,457
Bank of America Corp.                                                                                    11,255,550         490,742
Wells Fargo & Co.                                                                                         7,556,800         463,534
J.P. Morgan Chase & Co.                                                                                  11,950,000         419,923
Lloyds TSB Group PLC                                                                                     44,561,400         377,766
Boston Properties, Inc.                                                                                   4,393,800         334,588
iStar Financial, Inc.(1)                                                                                  7,240,000         309,800
Equity Residential                                                                                        7,387,700         298,463
Equity Office Properties Trust                                                                            7,590,000         269,065
ING Groep NV                                                                                              8,189,076         248,176
Fannie Mae                                                                                                4,206,200         234,958
Regions Financial Corp.                                                                                   6,810,000         229,088
Fidelity National Financial, Inc.                                                                         5,792,000         228,205
Kimco Realty Corp.                                                                                        3,290,000         216,021
Wachovia Corp.                                                                                            4,250,000         214,115
Hang Lung Properties Ltd.                                                                               133,883,000         212,726
Developers Diversified Realty Corp.                                                                       4,270,000         207,821
ABN AMRO Holding NV                                                                                       7,261,976         181,667
Westpac Banking Corp.                                                                                    10,380,425         155,462
Arthur J. Gallagher & Co.(1)                                                                              5,383,200         150,137
Montpelier Re Holdings Ltd.(1)                                                                            4,120,000         147,990
Fortis                                                                                                    4,880,000         142,800
Hospitality Properties Trust                                                                              2,835,100         125,878
Banco Itau Holding Financeira SA, preferred nominative                                                      659,000         124,512
Bank of Nova Scotia                                                                                       3,600,000         122,784
Sky Financial Group, Inc.                                                                                 4,140,000         117,907
St. George Bank Ltd.                                                                                      5,624,451         113,919
Bank of New York Co., Inc.                                                                                3,675,000         113,117
PNC Financial Services Group, Inc.                                                                        2,000,000         109,640
Allied Capital Corp.                                                                                      3,848,020         109,438
XL Capital Ltd., Class A                                                                                  1,175,000          84,389
Unibail Holding                                                                                             580,000          80,217
DnB NOR ASA                                                                                               7,500,000          78,662
General Growth Properties, Inc.                                                                           1,700,000          78,166
Westfield Group                                                                                           5,530,000          75,481
Westfield Group(2)                                                                                          172,912           2,338
Health Care Property Investors, Inc.                                                                      2,442,300          68,042
Sunstone Hotel Investors, Inc.(1)                                                                         2,438,400          63,057
Allstate Corp.                                                                                              975,000          59,729
Lincoln National Corp.                                                                                    1,200,000          57,960
Marsh & McLennan Companies, Inc.                                                                          2,000,000          57,940
Regency Centers Corp.                                                                                       900,000          55,530
Archstone-Smith Trust                                                                                     1,252,000          53,210
St. Paul Travelers Companies, Inc.                                                                        1,167,400          51,389
Hysan Development Co. Ltd.                                                                               21,702,509          51,096
Fubon Financial Holding Co., Ltd.                                                                        26,830,000          26,307
Newcastle Investment Corp.                                                                                  736,000          22,742
Federal Realty Investment Trust                                                                             345,000          22,532
Beverly Hills Bancorp Inc.(1)                                                                             1,939,517          20,695
FirstMerit Corp.                                                                                            650,000          18,389
Anthracite Capital, Inc.                                                                                  1,447,700          17,300
                                                                                                                         10,343,294

UTILITIES -- 9.33%
National Grid Transco PLC                                                                                48,870,000         450,391
Exelon Corp.                                                                                              8,152,000         436,295
Consolidated Edison, Inc.                                                                                 8,685,700         418,303
Southern Co.                                                                                              9,915,000         346,926
Duke Energy Corp.                                                                                        11,242,393         332,100
E.ON AG                                                                                                   3,250,000         301,238
Dominion Resources, Inc.                                                                                  4,058,498         299,761
Ameren Corp.                                                                                              5,384,100         299,464
FirstEnergy Corp.                                                                                         5,304,780         264,072
Scottish Power PLC                                                                                       29,008,000         257,137
Public Service Enterprise Group Inc.                                                                      3,460,000         222,478
DTE Energy Co.                                                                                            4,539,100         213,338
Equitable Resources, Inc.                                                                                 2,735,000         194,322
Progress Energy, Inc.                                                                                     4,125,400         184,034
Edison International                                                                                      4,400,000         179,872
Xcel Energy Inc.                                                                                          8,180,000         158,774
PPL Corp.                                                                                                 2,500,000         153,950
Energy East Corp.                                                                                         4,883,300         136,098
Entergy Corp.                                                                                             1,651,600         128,726
American Electric Power Co., Inc.                                                                         2,500,000          96,750
NSTAR                                                                                                     3,111,200          94,363
Cinergy Corp.                                                                                             1,923,600          84,927
KeySpan Corp.                                                                                             2,060,000          83,821
AGL Resources Inc.                                                                                        2,100,000          80,745
FPL Group, Inc.                                                                                           1,500,000          64,680
MDU Resources Group, Inc.                                                                                 1,750,000          53,725
NiSource Inc.                                                                                             1,292,000          31,383
Northeast Utilities                                                                                       1,000,000          21,580
PG&E Corp.                                                                                                  550,000          20,697
                                                                                                                          5,609,950

TELECOMMUNICATION SERVICES -- 7.84%
BellSouth Corp.                                                                                          37,815,000       1,043,694
SBC Communications Inc.                                                                                  42,485,000       1,038,758
Verizon Communications Inc.                                                                              22,015,000         753,573
AT&T Corp.                                                                                               23,250,000         460,350
Chunghwa Telecom Co., Ltd. (ADR)                                                                          8,400,000         180,684
Chunghwa Telecom Co., Ltd.                                                                               35,315,000          72,139
Belgacom SA                                                                                               6,700,277         237,523
Telefonica, SA                                                                                           13,894,400         234,139
TDC A/S                                                                                                   3,759,500         169,066
Telefonos de Mexico, SA de CV, Class L (ADR)                                                              6,200,000         119,474
Royal KPN NV                                                                                             12,900,000         112,369
Vodafone Group PLC                                                                                       38,650,000          99,587
KT Corp. (ADR)                                                                                            1,755,000          38,856
KT Corp.                                                                                                    738,480          31,543
BCE Inc.                                                                                                  1,722,573          41,724
Eircom Group PLC                                                                                         13,782,900          28,259
Nextel Communications, Inc., Class A(2)                                                                     600,000          20,880
Dobson Communications Corp., Class A(2,3)                                                                 2,500,483          17,628
BT Group PLC                                                                                              3,500,000          14,004
XO Communications, Inc.(2)                                                                                    6,837              18
                                                                                                                          4,714,268

ENERGY -- 6.17%
Royal Dutch Shell PLC, Class A (ADR)                                                                     10,752,000         658,883
Royal Dutch Shell PLC, Class B                                                                            8,469,142         269,013
Royal Dutch Shell PLC, Class B (ADR)                                                                      3,021,565         192,383
Royal Dutch Shell PLC, Class A                                                                            1,340,000          41,227
Chevron Corp.                                                                                            11,998,300         696,021
Marathon Oil Corp.                                                                                       11,285,000         658,593
ENI SpA                                                                                                  11,670,000         331,298
Kinder Morgan, Inc.                                                                                       3,036,000         269,779
ConocoPhillips                                                                                            2,600,000         162,734
Occidental Petroleum Corp.                                                                                1,800,000         148,104
Enbridge Inc.                                                                                             3,100,000          89,396
Exxon Mobil Corp.                                                                                         1,385,000          81,369
TOTAL SA (ADR)                                                                                              645,000          80,625
Husky Energy Inc.                                                                                           700,000          30,239
                                                                                                                          3,709,664

CONSUMER STAPLES -- 5.74%
Altria Group, Inc.                                                                                        9,377,500         627,917
ConAgra Foods, Inc.                                                                                      18,485,000         419,794
H.J. Heinz Co.                                                                                           11,200,000         411,936
Reynolds American Inc.                                                                                    4,431,600         369,197
Sara Lee Corp.                                                                                           15,330,000         305,527
Albertson's, Inc.                                                                                        11,335,000         241,549
General Mills, Inc.                                                                                       4,950,000         234,630
Unilever NV (New York registered)                                                                         2,230,000         149,209
Unilever NV                                                                                                 500,000          33,545
Diageo PLC                                                                                               10,650,000         147,227
UST Inc.                                                                                                  2,600,000         119,652
Gallaher Group PLC                                                                                        7,186,186         102,882
Tesco PLC                                                                                                13,978,669          80,026
SABMiller PLC                                                                                             4,311,000          75,253
Imperial Tobacco Group PLC                                                                                2,765,839          71,168
Woolworths Ltd.                                                                                           3,510,482          43,657
Lion Nathan Ltd.                                                                                          3,200,000          17,957
                                                                                                                          3,451,126

MATERIALS -- 5.28%
Dow Chemical Co.                                                                                         14,567,500     $   698,512
Weyerhaeuser Co.                                                                                          9,275,000         639,790
E.I. du Pont de Nemours and Co.                                                                           8,012,800         341,986
International Paper Co.                                                                                   9,865,040         311,735
Akzo Nobel NV                                                                                             5,635,575         232,050
DSM NV                                                                                                    2,000,000         152,257
Lyondell Chemical Co.                                                                                     4,920,000         137,465
Eastman Chemical Co.                                                                                      2,000,000         110,780
RPM International, Inc.                                                                                   5,385,000         100,969
MeadWestvaco Corp.                                                                                        3,180,000          92,920
Alcoa Inc.                                                                                                3,200,000          89,760
Temple-Inland Inc.                                                                                        2,017,578          80,279
UPM-Kymmene Corp.                                                                                         4,100,000          79,735
Stora Enso Oyj, Class R                                                                                   3,264,275          43,285
Worthington Industries, Inc.                                                                              1,701,800          30,088
Holmen AB, Class B                                                                                          942,900          26,304
Freeport-McMoRan Copper & Gold Inc., Class B                                                                300,000          12,084
                                                                                                                          3,179,999

INDUSTRIALS -- 3.46%
General Electric Co.                                                                                     19,996,000         689,862
R.R. Donnelley & Sons Co.(1)                                                                             13,474,000         485,738
Emerson Electric Co.                                                                                      4,925,000         324,065
Hubbell Inc., Class B                                                                                     3,213,100         145,875
Cooper Industries, Ltd., Class A                                                                          2,100,000         135,618
Caterpillar Inc.                                                                                          2,400,000         129,384
Sandvik AB                                                                                                2,000,000          80,019
Wesfarmers Ltd.                                                                                           2,205,000          66,715
Brambles Industries PLC                                                                                   2,856,000          15,735
Singapore Technologies Engineering Ltd.                                                                   4,823,000           7,633
Delta Air Lines, Inc.(2,3)                                                                                  542,911           1,607
                                                                                                                          2,082,251

HEALTH CARE -- 3.37%
Bristol-Myers Squibb Co.                                                                                 29,393,000         734,237
Merck & Co., Inc.                                                                                        20,768,300         645,063
Pfizer Inc                                                                                                6,925,000         183,513
GlaxoSmithKline PLC                                                                                       7,670,000         180,901
Eli Lilly and Co.                                                                                         2,750,000         154,880
Wyeth                                                                                                     1,431,500          65,491
Schering-Plough Corp.                                                                                     3,000,000          62,460
Clarent Hospital Corp.(1,2,4)                                                                               484,684             242
                                                                                                                          2,026,787

CONSUMER DISCRETIONARY -- 2.87%
General Motors Corp.                                                                                     18,275,000         672,886
May Department Stores Co.                                                                                 7,793,000         319,903
ServiceMaster Co.                                                                                        13,973,750         191,999
Delphi Corp.                                                                                             22,800,000         120,840
Dixons Group PLC                                                                                         38,354,242         107,089
Kingfisher PLC                                                                                           16,678,565          75,609
Tupperware Corp.(1)                                                                                       3,125,500          66,667
KangwonLand Inc.                                                                                          4,155,395          66,610
Kesa Electricals PLC                                                                                     13,644,958          60,777
Harrah's Entertainment, Inc.                                                                                585,300          46,087
TI Automotive Ltd., Class A(2,4)                                                                          7,000,000              --
                                                                                                                          1,728,467

INFORMATION TECHNOLOGY -- 0.61%
Microsoft Corp.                                                                                          14,360,000   $     367,760
ZiLOG, Inc.(2)                                                                                              455,000           1,797
                                                                                                                            369,557

MISCELLANEOUS -- 2.56%
Other common stocks in initial period of acquisition                                                                      1,540,468

Total common stocks (cost: $31,968,337,000)                                                                              38,755,831

Preferred stocks -- 1.04%

FINANCIALS -- 0.98%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(3,5)                                       124,434,000         138,064
Fannie Mae, Series O, 7.00% preferred(3)                                                                  2,150,000         119,728
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3,5)                                    55,950,000          62,779
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3,5)                              24,300,000          26,567
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(3,5)                 37,500,000          44,944
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(3,5)                10,000,000          15,674
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3,5)                            52,000,000          56,781
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(3,5)                                      11,750,000          13,957
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(3,5)                                       4,200,000           4,481
Royal Bank of Scotland Group PLC, Series 3, 7.816% preference shares(5)                                  12,000,000          12,181
RBS Capital Trust I 4.709% noncumulative trust preferred(5)                                               4,550,000           4,392
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                                300,000          15,553
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                  520,000          14,274
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate                       200,000          10,875
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares                                400,000          10,412
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                   400,000          10,244
ACE Ltd., Series C, 7.80% preferred depositary shares                                                       297,930           8,000
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(3,5)               6,500,000           7,326
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate                112,500           5,906
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate               50,000           5,217
                                                                                                                            587,355

CONSUMER DISCRETIONARY -- 0.04%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033                                             1,356,910          27,138

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(4)                                                                            513               0

TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc. 14.00% preferred 2009(2,4,6)                                                             12               0

MISCELLANEOUS -- 0.02%
Other preferred stocks in initial period of acquisition                                                                      10,605

Total preferred stocks (cost: $577,414,000)                                                                                 625,098

                                                                                                                       Market value
Warrants -- 0.00%                                                                                            Shares           (000)

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(2,3)                                                              3,000     $       918
XO Communications, Inc., Series A, warrants, expire 2010(2)                                                  13,674               5
XO Communications, Inc., Series B, warrants, expire 2010(2)                                                  10,256               3
XO Communications, Inc., Series C, warrants, expire 2010(2)                                                  10,256               2
Allegiance Telecom, Inc., warrants, expire 2008(2,3,4)                                                       20,000               0
GT Group Telecom Inc., warrants, expire 2010(2,3,4)                                                          15,000               0

Total warrants (cost: $818,000)                                                                                                 928

                                                                                                          Shares or
Convertible securities -- 4.79%                                                                    principal amount

INFORMATION TECHNOLOGY -- 1.12%
Sanmina Corp. 0% convertible subordinated debentures 2020                                              $161,000,000          87,544
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                        $57,500,000          54,266
Nortel Networks Corp. 4.25% convertible notes 2008                                                      $80,000,000          75,100
Nortel Networks Corp. 4.25% convertible notes 2008(3)                                                   $40,000,000          37,550
Celestica Inc. 0% convertible debentures 2020                                                          $181,000,000         103,849
Agilent Technologies, Inc. 3.00% convertible debentures 2021(5)                                         $50,092,600          50,280
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3,5)                                       $30,185,000          30,298
ASM Lithography Holding NV 5.75% convertible notes 2006(3)                                              $57,500,000          63,394
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(5)                                       $50,000,000          52,875
International Rectifier Corp. 4.25% convertible notes 2007                                              $52,000,000          50,960
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                                 $32,000,000          34,840
Liberty Media Corp. 3.50% exchangeable debentures 2031                                                  $25,000,000          24,219
LSI Logic Corp. 4.00% convertible notes 2006                                                             $3,000,000           2,970
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                               $2,500,000           2,466
                                                                                                                            670,611

CONSUMER DISCRETIONARY -- 1.10%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         9,565,300         398,969
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $27,200,000          21,662
General Motors Corp., Series C, 6.25% convertible preferred 2033                                         $5,620,000         126,394
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                         $59,137,000          57,363
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred 2006                           647,000          30,085
Liberty Media Corp. 3.25% exchangeable debentures 2031                                                  $25,000,000          19,562
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                      400,000           8,560
                                                                                                                            662,595

FINANCIALS -- 1.06%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008                               6,400,000 units   177,088
Chubb Corp. 7.00% convertible preferred 2005                                                              1,800,000 units    58,356
Chubb Corp. 7.00% convertible preferred 2006                                                              1,600,000 units    51,792
Fannie Mae 5.375% convertible preferred                                                                       1,065         101,176
Genworth Financial, Inc. 6.00% convertible preferred 2007                                                 2,400,000 units    84,144
UnumProvident Corp. 8.25% ACES convertible 2006                                                           2,100,000 units    78,855
St. Paul Companies, Inc., Series E, 9.00% convertible preferred 2005                                        600,000 units    45,378
Providian Financial Corp. 3.25% convertible debentures 2005                                             $34,500,000          34,586
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                                       340,000 units     7,956
                                                                                                                            639,331

HEALTH CARE -- 0.46%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                    2,499,900       $ 136,745
Baxter International Inc. 7.00% convertible preferred 2006                                                1,407,500 units    79,270
Sepracor Inc. 5.00% convertible subordinated debentures 2007                                            $46,000,000          46,057
Incyte Corp. 3.50% convertible notes 2011(3)                                                            $15,000,000          13,744
                                                                                                                            275,816

INDUSTRIALS -- 0.34%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023(3)                            $50,000,000          71,875
Allied Waste Industries, Inc., Series D, 6.25%, convertible preferred 2008                                  240,000          63,667
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                                              422,000          38,481
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           178,000          16,231
Kansas City Southern 4.25% convertible preferred(3)                                                          15,000          11,876
                                                                                                                            202,130

MATERIALS -- 0.20%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           50,000          48,312
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares (MEDS) 2005                      200,000          44,792
Inco Ltd. 0% convertible notes LYON 2021                                                                $26,000,000          28,438
                                                                                                                            121,542

UTILITIES -- 0.20%
PG&E Corp. 9.50% convertible note 2010                                                                  $28,000,000          80,885
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                          460,000          22,039
AES Trust VII 6.00% convertible preferred 2008                                                              325,000          15,912
                                                                                                                            118,836

ENERGY -- 0.14%
El Paso Corp. 4.99% convertible preferred(3)                                                                 75,000          82,519

TELECOMMUNICATION SERVICES -- 0.10%
American Tower Corp. 5.00% convertible debentures 2010                                                  $38,100,000          37,957
Liberty Media Corp. 4.00% exchangeable debentures 2029                                                  $36,000,000          22,275
                                                                                                                             60,232

CONSUMER STAPLES -- 0.07%
Albertson's, Inc. 7.25% convertible preferred 2007                                                        1,900,000 units    43,225

MISCELLANEOUS -- 0.00%
Other convertible securities in initial period of acquisition                                                                 1,487

Total convertible securities (cost: $2,719,383,000)                                                                       2,878,324

                                                                                                   Principal amount
Bonds & notes -- 22.10%                                                                                       (000)

CONSUMER DISCRETIONARY -- 4.88%
General Motors Acceptance Corp. 6.75% 2006                                                                 $  2,000           2,016
General Motors Acceptance Corp. 6.125% 2007                                                                  13,250          13,233
General Motors Acceptance Corp. 5.85% 2009                                                                   10,000           9,668
Residential Capital Corp. 6.375% 2010(3)                                                                     14,000          14,240
General Motors Acceptance Corp. 7.75% 2010                                                                    8,360           8,448
General Motors Acceptance Corp. 6.875% 2011                                                                  96,635          93,378
General Motors Corp. 7.20% 2011                                                                              97,274          93,626
General Motors Acceptance Corp. 7.25% 2011                                                                  127,555         124,384
General Motors Acceptance Corp. 6.875% 2012                                                                  18,455          17,698
General Motors Acceptance Corp. 7.00% 2012                                                                   29,805          28,677
General Motors Corp. 7.125% 2013                                                                             27,895          26,361
General Motors Acceptance Corp. 5.53% 2014(5)                                                                22,000          20,057
Residential Capital Corp. 6.875% 2015(3)                                                                      2,500           2,607
General Motors Corp. 8.25% 2023                                                                              12,000          10,800
General Motors Acceptance Corp. 8.00% 2031                                                                    7,000           6,808
Delphi Automotive Systems Corp. 6.50% 2009                                                                   85,656          77,090
Delphi Corp. 6.50% 2013                                                                                     134,530         108,969
Delphi Automotive Systems Corp. 7.125% 2029                                                                  78,905          59,771
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                                  15,500           9,377
Ford Motor Credit Co. 6.50% 2007                                                                              1,000           1,011
Ford Motor Credit Co. 5.80% 2009                                                                              4,000           3,851
Ford Motor Credit Co. 7.375% 2009                                                                           111,500         111,352
Ford Motor Credit Co. 5.169% 2010(5)                                                                          5,055           4,736
Ford Motor Credit Co. 5.70% 2010                                                                              1,445           1,363
Ford Motor Credit Co. 7.875% 2010                                                                            36,000          36,371
Ford Motor Credit Co. 7.375% 2011                                                                            19,000          18,897
Ford Motor Co. 7.45% 2031                                                                                     8,000           6,800
Clear Channel Communications, Inc. 4.625% 2008                                                               14,000          13,774
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                             23,750          25,486
Clear Channel Communications, Inc. 7.65% 2010                                                                15,550          16,629
Clear Channel Communications, Inc. 5.75% 2013                                                                13,080          12,643
Clear Channel Communications, Inc. 5.50% 2014                                                               109,720         102,977
Clear Channel Communications, Inc. 6.875% 2018                                                                1,000             989
J.C. Penney Co., Inc. 8.00% 2010                                                                             39,205          43,357
J.C. Penney Co., Inc. 9.00% 2012                                                                             14,920          17,770
J.C. Penney Co., Inc. 7.65% 2016                                                                              4,000           4,580
J.C. Penney Co., Inc. 7.95% 2017                                                                             24,386          28,421
J.C. Penney Co., Inc. 7.125% 2023                                                                             1,272           1,411
J.C. Penney Co., Inc. 7.625% 2097                                                                            18,500          19,055
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        2,925           2,972
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                        2,560           2,509
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                        1,440           1,438
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       24,450          26,322
DaimlerChrysler North America Holding Corp. 4.875% 2010                                                      10,000           9,901
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       15,000          16,747
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                       25,000          27,889
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                        7,250           8,031
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                        3,200           3,456
Cox Communications, Inc. 7.75% 2006                                                                           6,000           6,199
Cox Communications, Inc. 3.95% 2007(5)                                                                        8,250           8,298
Cox Communications, Inc. 7.875% 2009                                                                         12,500          13,781
Cox Communications, Inc. 4.625% 2010                                                                         33,250          32,712
Cox Communications, Inc. 7.75% 2010                                                                          10,000          11,166
Cox Communications, Inc. 5.45% 2014                                                                          13,500          13,583
Liberty Media Corp. 7.75% 2009                                                                               10,950          11,594
Liberty Media Corp. 7.875% 2009                                                                              33,350          35,457
Liberty Media Corp. 5.70% 2013                                                                               16,680          15,461
Liberty Media Corp. 8.25% 2030                                                                               13,035          13,187
Mirage Resorts, Inc. 7.25% 2006                                                                               4,960           5,121
MGM MIRAGE 6.00% 2009                                                                                        35,100          35,363
MGM MIRAGE 8.50% 2010                                                                                        22,830          25,284
MGM MIRAGE 6.75% 2012                                                                                         9,150           9,516
Time Warner Inc. 8.18% 2007                                                                                  20,000          21,428
AOL Time Warner Inc. 6.875% 2012                                                                             17,700          19,740
Time Warner Companies, Inc. 9.125% 2013                                                                       5,000           6,228
Time Warner Companies, Inc. 7.25% 2017                                                                        8,000           9,326
AOL Time Warner Inc. 7.625% 2031                                                                              9,750          12,052
TCI Communications, Inc. 8.00% 2005                                                                          10,000          10,000
Comcast Cable Communications, Inc. 8.375% 2007                                                                9,925          10,565
Comcast Cable Communications, Inc. 6.20% 2008                                                                24,000          25,123
Lenfest Communications, Inc. 7.625% 2008                                                                      2,000           2,132
Comcast Cable Communications, Inc. 6.875% 2009                                                                8,000           8,608
Comcast Cable Communications, Inc. 7.125% 2013                                                                3,100           3,500
Comcast Corp. 6.50% 2015                                                                                      5,000           5,489
Comcast Corp. 5.65% 2035                                                                                      2,650           2,594
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              9,000           9,337
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 0%/13.50% 2011(7)                                                                          4,375           3,587
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(3)                                                                             26,730          27,265
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                  13,350          13,417
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       3,000           3,150
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       2,250           2,486
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                      25,475          29,233
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                      6,750           7,273
D.R. Horton, Inc. 7.50% 2007                                                                                  3,500           3,706
D.R. Horton, Inc. 5.00% 2009                                                                                  3,000           3,011
D.R. Horton, Inc. 8.00% 2009                                                                                 19,900          21,746
D.R. Horton, Inc. 9.75% 2010                                                                                  3,000           3,512
D.R. Horton, Inc. 7.875% 2011                                                                                   550             619
D.R. Horton, Inc. 6.875% 2013                                                                                 2,000           2,166
D.R. Horton, Inc. 5.25% 2015                                                                                  6,500           6,327
Harrah's Operating Co., Inc. 7.875% 2005                                                                      5,850           5,923
Harrah's Operating Co., Inc. 7.125% 2007                                                                      4,150           4,325
Harrah's Operating Co., Inc. 5.50% 2010                                                                      26,375          26,867
Harrah's Operating Co., Inc. 5.625% 2015(3)                                                                   3,800           3,857
ITT Corp. 6.75% 2005                                                                                          8,675           8,773
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                        12,350          12,906
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                        12,450          14,006
EchoStar DBS Corp. 5.75% 2008                                                                                 9,300           9,277
EchoStar DBS Corp. 9.125% 2009                                                                               22,509          23,972
Standard Pacific Corp. 6.50% 2008                                                                             5,000           5,125
Standard Pacific Corp. 5.125% 2009                                                                           17,750          17,306
Standard Pacific Corp. 6.875% 2011                                                                            6,500           6,695
Standard Pacific Corp. 6.25% 2014                                                                             3,500           3,412
Visteon Corp. 8.25% 2010                                                                                     16,300          15,811
Visteon Corp. 7.00% 2014                                                                                     18,000          16,020
Radio One, Inc., Series B, 8.875% 2011                                                                       16,750          18,027
Radio One, Inc. 6.375% 2013(3)                                                                               11,850          11,820
Hilton Hotels Corp. 7.625% 2008                                                                               2,450           2,619
Hilton Hotels Corp. 7.20% 2009                                                                                4,850           5,243
Hilton Hotels Corp. 8.25% 2011                                                                               13,158          15,021
Hilton Hotels Corp. 7.625% 2012                                                                               5,875           6,700
British Sky Broadcasting Group PLC 6.875% 2009                                                               10,000          10,617
British Sky Broadcasting Group PLC 8.20% 2009                                                                16,250          18,123
Dana Corp. 6.50% 2009                                                                                         3,175           3,165
Dana Corp. 5.85% 2015                                                                                        27,700          25,070
KB Home 6.375% 2011                                                                                           2,000           2,091
KB Home 5.75% 2014                                                                                            1,500           1,499
KB Home 6.25% 2015                                                                                           23,800          24,473
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014                                             28,535          27,929
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   16,275          18,065
K. Hovnanian Enterprises, Inc. 8.00% 2012                                                                     3,000           3,217
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     2,500           2,662
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                    2,000           2,030
Toll Brothers, Inc. 6.875% 2012                                                                               9,000           9,869
Toll Brothers, Inc. 4.95% 2014                                                                                5,000           4,861
Toll Brothers Finance Corp. 5.15% 2015(3)                                                                    10,500          10,267
Telenet Group Holding NV 0%/11.50% 2014(3,7)                                                                 30,725          24,887
Stoneridge, Inc. 11.50% 2012                                                                                 22,950          24,442
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                     23,275          23,159
Mohegan Tribal Gaming Authority 6.375% 2009                                                                  19,780          20,225
Mohegan Tribal Gaming Authority 8.00% 2012                                                                    2,100           2,255
Six Flags, Inc. 8.875% 2010                                                                                   2,500           2,481
Six Flags, Inc. 9.75% 2013                                                                                    4,125           4,048
Six Flags, Inc. 9.625% 2014                                                                                  16,300          15,913
Technical Olympic USA, Inc. 9.00% 2010                                                                        8,615           8,960
Technical Olympic USA, Inc. 9.00% 2010                                                                        1,275           1,326
Technical Olympic USA, Inc. 7.50% 2011                                                                       12,250          11,821
Kabel Deutschland GmbH 10.625% 2014(3)                                                                       19,675          21,839
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                5,325           6,097
Tenneco Automotive Inc. 8.625% 2014                                                                          14,900          15,645
MDC Holdings, Inc. 7.00% 2012                                                                                 5,000           5,480
MDC Holdings, Inc. 5.50% 2013                                                                                15,750          15,808
Toys "R" Us, Inc. 7.875% 2013                                                                                23,344          20,776
Warner Music Group 7.375% 2014                                                                               20,000          20,750
Boyd Gaming Corp. 9.25% 2009                                                                                  8,500           8,936
Boyd Gaming Corp. 7.75% 2012                                                                                 10,950          11,771
Blockbuster Inc. 9.00% 2012(3)                                                                               21,250          19,391
CSC Holdings, Inc. 7.25% 2008                                                                                 8,000           8,140
CSC Holdings, Inc., Series B, 8.125% 2009                                                                     8,000           8,280
Cablevision Systems Corp., Series B, 8.00% 2012                                                               2,050           2,070
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                             16,536          18,417
Univision Communications Inc. 7.85% 2011                                                                     15,685          17,530
Adelphia Communications Corp. 10.25% 2006(8)                                                                 13,975          11,984
Adelphia Communications Corp. 10.25% 2011(8)                                                                  6,100           5,528
Viacom Inc. 6.40% 2006                                                                                        3,000           3,031
Viacom Inc. 5.625% 2007                                                                                       5,000           5,075
Viacom Inc. 6.625% 2011                                                                                       8,370           8,860
RH Donnelley Inc. 8.875% 2010(3)                                                                             10,500          11,471
RH Donnelley Inc. 8.875% 2010                                                                                 3,800           4,151
RH Donnelley Inc. 10.875% 2012(3)                                                                             1,000           1,165
News America Inc. 6.75% 2038                                                                                 15,000          16,755
William Lyon Homes, Inc. 7.625% 2012                                                                         17,000          16,660
American Media Operations, Inc., Series B, 10.25% 2009                                                        7,725           7,860
American Media Operations, Inc. 8.875% 2011                                                                   8,535           8,258
NTL Cable PLC 8.75% 2014                                                                                     15,019          15,995
TRW Automotive Acquisition Corp. 9.375% 2013                                                                 14,088          15,849
Argosy Gaming Co. 7.00% 2014                                                                                 13,525          14,962
Young Broadcasting Inc. 10.00% 2011                                                                          15,640          14,858
Hyatt Equities, LLC 6.875% 2007(3)                                                                           14,000          14,346
AMC Entertainment Inc., Series B, 8.625% 2012                                                                 5,305           5,530
AMC Entertainment Inc. 8.00% 2014                                                                             7,500           6,937
Ryland Group, Inc. 5.375% 2012                                                                               12,350          12,270
YUM! Brands, Inc. 7.70% 2012                                                                                 10,500          12,163
Videotron Ltee 6.875% 2014                                                                                   11,500          11,816
Pulte Homes, Inc. 7.875% 2011                                                                                 5,000           5,696
Pulte Homes, Inc. 7.625% 2017                                                                                 5,000           5,668
May Department Stores Co. 5.75% 2014                                                                          5,215           5,397
May Department Stores Co. 6.65% 2024                                                                          4,785           5,206
Staples, Inc. 7.375% 2012                                                                                     9,000          10,240
Lear Corp., Series B, 8.11% 2009                                                                              9,710          10,071
NVR, Inc. 5.00% 2010                                                                                         10,000           9,870
Cinemark USA, Inc. 9.00% 2013                                                                                 8,575           9,068
Meritor Automotive, Inc. 6.80% 2009                                                                           8,500           8,542
CanWest Media Inc., Series B, 10.625% 2011                                                                    3,000           3,285
CanWest Media Inc., Series B, 8.00% 2012                                                                      4,685           4,995
LBI Media, Inc. 10.125% 2012                                                                                  7,500           8,212
Centex Corp. 4.75% 2008                                                                                       8,075           8,063
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                                 7,250           7,685
Emmis Communications Corp. 9.314% 2012(3,5)                                                                   6,700           6,742
WCI Communities, Inc. 10.625% 2011                                                                            1,850           2,003
WCI Communities, Inc. 9.125% 2012                                                                             4,150           4,409
Boyds Collection, Ltd., Series B, 9.00% 2008(4)                                                               7,382           6,090
Payless ShoeSource, Inc. 8.25% 2013                                                                           5,500           5,837
NextMedia Operating, Inc. 10.75% 2011                                                                         4,580           5,021
Fisher Communications, Inc. 8.625% 2014                                                                       4,605           5,008
Carnival Corp. 3.75% 2007                                                                                     5,000           4,917
Quebecor Media Inc. 0%/13.75% 2011(7)                                                                         2,000           2,032
Quebecor Media Inc. 11.125% 2011                                                                              1,750           1,951
Warnaco, Inc. 8.875% 2013                                                                                     3,425           3,785
Seneca Gaming Corp. 7.25% 2012(3)                                                                             3,275           3,414
Marriott International, Inc., Series C, 7.875% 2009                                                           3,000           3,333
Sealy Mattress Co. 8.25% 2014                                                                                 2,825           3,023
Aztar Corp. 7.875% 2014                                                                                       2,500           2,675
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000           2,195
Reader's Digest Association, Inc. 6.50% 2011                                                                  1,625           1,674
                                                                                                                          2,938,009

TELECOMMUNICATION SERVICES -- 3.06%
Qwest Capital Funding, Inc. 7.75% 2006                                                                        3,000           3,075
U S WEST Capital Funding, Inc. 6.375% 2008                                                                    3,100           3,053
Qwest Capital Funding, Inc. 7.00% 2009                                                                        2,625           2,592
Qwest Capital Funding, Inc. 7.90% 2010                                                                       29,635          29,931
Qwest Services Corp. 13.50% 2010                                                                             22,021          25,434
Qwest Capital Funding, Inc. 7.25% 2011                                                                       15,395          14,972
Qwest Corp. 8.875% 2012                                                                                      12,400          13,640
Qwest Services Corp. 14.00% 2014                                                                             25,000          30,375
U S WEST Capital Funding, Inc. 6.50% 2018                                                                    10,000           8,300
Qwest Capital Funding, Inc. 7.625% 2021                                                                       7,800           6,903
U S WEST Capital Funding, Inc. 6.875% 2028                                                                   49,525          40,363
Qwest Capital Funding, Inc. 7.75% 2031                                                                       69,620          59,873
Nextel Communications, Inc. 6.875% 2013                                                                      69,900          75,055
Nextel Communications, Inc. 7.375% 2015                                                                     149,720         162,072
Dobson Communications Corp. 10.875% 2010                                                                     55,930          58,726
Dobson Cellular Systems, Inc. 7.96% 2011(5)                                                                   4,850           5,080
American Cellular Corp., Series B, 10.00% 2011                                                               74,000          77,885
Dobson Cellular Systems, Inc. 9.875% 2012                                                                     3,850           4,278
Dobson Communications Corp. 8.875% 2013                                                                      31,750          31,829
American Tower Corp. 9.375% 2009                                                                              3,701           3,914
American Tower Corp. 7.25% 2011                                                                              49,175          52,003
American Tower Corp. 7.125% 2012                                                                             65,025          68,926
American Tower Corp. 7.50% 2012                                                                              43,300          46,114
Triton PCS, Inc. 8.75% 2011                                                                                  18,200          13,013
Triton PCS, Inc. 9.375% 2011                                                                                 28,350          20,412
Triton PCS, Inc. 8.50% 2013                                                                                  79,150          73,214
MetroPCS, Inc. 10.75% 2007(5)                                                                                54,500          56,952
MetroPCS, Inc. 8.25% 2011(5)                                                                                 44,250          45,799
SBC Communications Inc. 4.125% 2009                                                                          17,465          17,111
SBC Communications Inc. 5.10% 2014                                                                           56,215          56,624
SBC Communications Inc. 6.45% 2034                                                                            5,000           5,528
AT&T Wireless Services, Inc. 7.50% 2007                                                                      34,250          36,043
AT&T Wireless Services, Inc. 8.125% 2012                                                                     34,935          41,316
France Telecom 8.50% 2011(5)                                                                                 58,750          67,358
Intelsat, Ltd. 8.695% 2012(3,5)                                                                              20,575          21,089
Intelsat, Ltd. 8.25% 2013(3)                                                                                 36,635          38,467
Deutsche Telekom International Finance BV 8.50% 2010(5)                                                       7,150           8,168
Deutsche Telekom International Finance BV 5.25% 2013                                                         15,000          15,364
Deutsche Telekom International Finance BV 8.75% 2030(5)                                                       7,000           9,392
Deutsche Telekom International Finance BV 9.25% 2032(5)                                                      10,000          14,757
Nextel Partners, Inc. 12.50% 2009                                                                            16,234          17,654
Nextel Partners, Inc. 8.125% 2011                                                                            19,250          21,103
Nextel Partners, Inc. 8.125% 2011                                                                             5,000           5,481
AT&T Corp. 9.05% 2011(5)                                                                                     23,228          26,625
AT&T Corp. 8.35% 2025                                                                                         9,000           9,315
Western Wireless Corp. 9.25% 2013                                                                            28,575          32,718
Sprint Capital Corp. 4.78% 2006                                                                              10,950          10,990
Sprint Capital Corp. 7.625% 2011                                                                              5,000           5,649
Sprint Capital Corp. 8.375% 2012                                                                              8,500          10,094
Sprint Capital Corp. 6.875% 2028                                                                              5,000           5,668
Centennial Cellular Corp. 10.75% 2008                                                                         3,858           4,017
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                       16,000          18,100
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(5)                                                   9,500          10,236
Rogers Wireless Inc. 7.25% 2012                                                                              11,825          12,741
Rogers Wireless Inc. 7.50% 2015                                                                              16,750          18,383
TELUS Corp. 8.00% 2011                                                                                       25,150          29,074
Cincinnati Bell Inc. 7.25% 2013                                                                              26,275          28,147
Hawaiian Telcom Communications, Inc. 9.75% 2013(3)                                                           15,225          16,519
Hawaiian Telcom Communications, Inc. 12.50% 2015(3)                                                           5,500           5,988
Telecom Italia Capital SA, Series A, 4.00% 2008                                                               3,000           2,943
Telecom Italia Capital SA, Series B, 5.25% 2013                                                              10,300          10,375
Telecom Italia Capital SA 4.95% 2014(3)                                                                       9,000           8,838
SBA Communications Corp. 8.50% 2012                                                                          17,055          18,462
Koninklijke KPN NV 8.00% 2010                                                                                15,750          17,981
NTELOS Inc. 8.49% 2012(5)                                                                                    15,500          15,267
PCCW-HKT Capital Ltd. 8.00% 2011(3)(,5)                                                                      13,000          14,722
Verizon Global Funding Corp. 6.125% 2007                                                                      7,000           7,219
Verizon New York Inc., Series A, 6.875% 2012                                                                  6,500           7,091
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                              6,000           6,491
Singapore Telecommunications Ltd. 6.375% 2011                                                                 4,825           5,220
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              11,000          11,155
UbiquiTel Operating Co. 9.875% 2011                                                                           9,750          10,932
ALLTEL Corp. 4.656% 2007                                                                                      8,700           8,731
BellSouth Corp. 4.20% 2009                                                                                    7,000           6,896
BellSouth Corp. 5.20% 2014                                                                                    1,700           1,727
Vodafone Group PLC 7.75% 2010                                                                                 7,300           8,218
US Unwired Inc., Series B, 10.00% 2012                                                                        6,000           6,960
AirGate PCS, Inc. 9.375% 2009(3)                                                                              6,128           6,504
Telefonos de Mexico, SA de CV 8.25% 2006                                                                      5,000           5,108
Millicom International Cellular SA 10.00% 2013                                                                3,500           3,640
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(3)                               1,750           1,746
GT Group Telecom Inc. 13.25% 2010(4,8)                                                                       15,000              --
                                                                                                                          1,839,728

FINANCIALS -- 2.42%
Capital One Bank 6.875% 2006                                                                                 21,600          21,883
Capital One Financial Corp. 7.25% 2006                                                                        3,000           3,066
Capital One Financial Corp. 8.75% 2007                                                                        3,500           3,710
Capital One Bank 4.875% 2008                                                                                 20,000          20,124
Capital One Financial Corp. 7.125% 2008                                                                      22,100          23,527
Capital One Financial Corp. 6.25% 2013                                                                       30,000          32,187
Capital One Financial Corp. 5.50% 2015                                                                        5,000           5,071
Capital One Capital I 4.76% 2027(3,5)                                                                        10,500          10,581
MBNA Corp. 5.625% 2007                                                                                       10,000          10,248
MBNA Corp., Series F, 5.00% 2010                                                                             10,000          10,132
MBNA Corp., Series F, 7.50% 2012                                                                             10,000          11,461
MBNA Corp., Series F, 6.125% 2013                                                                            10,000          10,718
MBNA Global Capital Funding, Series B, 4.01% 2027(5)                                                         32,000          31,349
Washington Mutual, Inc. 4.375% 2008                                                                          17,000          16,926
Washington Mutual, Inc. 3.899% 2010(5)                                                                       16,000          16,043
Washington Mutual, Inc. 4.20% 2010                                                                            9,000           8,811
Washington Mutual, Inc. 5.00% 2012                                                                            7,000           7,008
Washington Mutual Bank, FA 5.125% 2015                                                                        6,500           6,483
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                                9,425          10,386
Rouse Co. 3.625% 2009                                                                                        32,561          30,455
Rouse Co. 7.20% 2012                                                                                         32,189          34,052
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(3,5)                                                   45,700          48,444
Societe Generale 7.85% (undated)(3,5)                                                                        11,200          11,762
Household Finance Corp. 4.125% 2009                                                                          15,000          14,662
Household Finance Corp. 6.375% 2011                                                                          16,000          17,170
HSBC Holdings PLC 5.25% 2012                                                                                  3,500           3,589
Household Finance Corp. 6.375% 2012                                                                          10,000          10,838
HSBC Bank USA 4.625% 2014(3)                                                                                  5,000           4,900
HSBC Finance Corp. 5.00% 2015                                                                                 2,720           2,699
Midland Bank 3.938% Eurodollar note (undated)(5)                                                              5,000           4,250
Host Marriott, LP, Series G, 9.25% 2007                                                                         775             837
Host Marriott, LP, Series I, 9.50% 2007                                                                         750             796
Host Marriott, LP, Series M, 7.00% 2012                                                                      21,085          21,955
Host Marriott, LP, Series K, 7.125% 2013                                                                     10,000          10,487
Host Marriott, LP, Series O, 6.375% 2015                                                                     13,750          13,681
iStar Financial, Inc. 7.00% 2008(1)                                                                           6,525           6,862
iStar Financial, Inc. 8.75% 2008(1)                                                                           1,028           1,136
iStar Financial, Inc., Series B, 4.875% 2009(1)                                                               5,000           4,955
iStar Financial, Inc. 5.375% 2010(1)                                                                         10,925          10,960
iStar Financial, Inc. 6.00% 2010(1)                                                                           3,750           3,869
iStar Financial, Inc., Series B, 5.125% 2011(1)                                                              10,000           9,851
iStar Financial, Inc. 6.05% 2015(1)                                                                           4,285           4,416
CIT Group Inc. 3.65% 2007                                                                                     7,110           6,974
CIT Group Inc. 6.875% 2009                                                                                   16,500          17,848
CIT Group Inc. 4.75% 2010                                                                                    10,000           9,929
CIT Group Inc. 7.75% 2012                                                                                     4,000           4,613
ASIF Global Financing XVIII 3.85% 2007(3)                                                                     8,500           8,348
International Lease Finance Corp. 4.50% 2008                                                                  4,000           3,979
International Lease Finance Corp. 3.50% 2009                                                                 10,000           9,506
International Lease Finance Corp. 4.75% 2009                                                                 10,000           9,916
International Lease Finance Corp. 5.00% 2010                                                                  6,560           6,590
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                         8,000           7,953
Prudential Holdings, LLC, Series C, 8.695% 2023(3,9)                                                         22,250          28,596
CNA Financial Corp. 6.75% 2006                                                                                4,370           4,486
CNA Financial Corp. 6.45% 2008                                                                                2,406           2,495
CNA Financial Corp. 6.60% 2008                                                                                8,630           9,067
CNA Financial Corp. 5.85% 2014                                                                                8,975           9,031
CNA Financial Corp. 7.25% 2023                                                                                9,538          10,365
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(3,5)                                                36,590          35,408
Sumitomo Mitsui Banking Corp. 5.625% (undated)(3,)(5)                                                        34,000          33,937
Lazard LLC 7.125% 2015(3)                                                                                    32,930          32,837
Mangrove Bay Pass Through Trust 6.102% 2033(3,5)                                                             21,000          21,191
Twin Reefs Asset Trust (XLFA), Series B, 4.35% (undated)(3,5)                                                 7,200           7,177
J.P. Morgan & Co. Inc. 6.70% 2007                                                                             5,000           5,222
J.P. Morgan Chase & Co. 4.00% 2008                                                                           10,000           9,900
J.P. Morgan Chase & Co. 6.75% 2011                                                                            5,000           5,452
J.P. Morgan Chase & Co. 4.75% 2015                                                                            7,500           7,347
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                          16,750          16,959
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                10,000           9,985
Hospitality Properties Trust 7.00% 2008                                                                       1,210           1,269
Hospitality Properties Trust 6.75% 2013                                                                      23,315          25,124
USA Education, Inc. 5.625% 2007                                                                              12,895          13,137
SLM Corp., Series A, 4.50% 2010                                                                               5,000           4,948
SLM Corp., Series A, 5.375% 2013                                                                              7,000           7,220
Nationwide Life Insurance Co. 5.35% 2007(3)                                                                   8,500           8,569
North Front Pass Through Trust 5.81% 2024(3,5)                                                               10,000          10,181
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                                5,000           6,143
EOP Operating LP 7.75% 2007                                                                                   5,000           5,325
EOP Operating LP 8.10% 2010                                                                                   6,500           7,367
EOP Operating LP 7.00% 2011                                                                                   5,000           5,498
EOP Operating LP 6.75% 2012                                                                                   4,750           5,198
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                     20,000          19,952
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 2,500           2,458
Liberty Mutual Group Inc. 6.50% 2035(3)                                                                      23,095          22,372
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                              5,000           5,045
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                             16,750          16,966
ACE INA Holdings Inc. 5.875% 2014                                                                             7,000           7,183
ACE Capital Trust II 9.70% 2030                                                                              10,250          13,659
Development Bank of Singapore Ltd. 7.875% 2010(3)                                                            10,000          11,312
Development Bank of Singapore Ltd. 7.125% 2011(3)                                                             5,000           5,574
HBOS Treasury Services PLC 3.75% 2008(3)                                                                     14,500          14,203
Scotland International Finance No. 2 BV 4.25% 2013(3)                                                         1,500           1,450
HBOS PLC 5.375% (undated)(3,5)                                                                                  500             507
Downey Financial Corp. 6.50% 2014                                                                            15,500          16,117
ReliaStar Financial Corp. 8.00% 2006                                                                          8,000           8,315
ReliaStar Financial Corp. 6.50% 2008                                                                          3,000           3,181
ING Bank NV 5.125% 2015(3)                                                                                    3,500           3,549
Developers Diversified Realty Corp. 4.625% 2010                                                              10,140           9,910
Developers Diversified Realty Corp. 5.50% 2015                                                                5,000           5,064
LaBranche & Co Inc. 9.50% 2009                                                                               13,725          14,823
Assurant, Inc. 5.625% 2014                                                                                   13,500          13,945
BNP Paribas 4.80% 2015(3)                                                                                     8,000           7,883
BNP Paribas 5.186% noncumulative (undated)(3,5)                                                               5,000           4,972
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(3)               12,500          12,441
ProLogis Trust 7.05% 2006                                                                                    12,000          12,242
Standard Chartered Bank 4.00% Eurodollar note (undated)(5)                                                   15,000          12,000
Kazkommerts International BV 8.50% 2013(3)                                                                    1,500           1,601
Kazkommerts International BV 7.875% 2014(3)                                                                  10,000          10,300
Simon Property Group, LP 4.875% 2010                                                                          6,375           6,364
Simon Property Group, LP 6.35% 2012                                                                           5,000           5,408
Skandinaviska Enskilda Banken 7.50% (undated)(3,5)                                                           10,405          11,441
Abbey National PLC, Series 1-B, 6.69% 2005                                                                    2,000           2,012
Abbey National PLC 6.70% (undated)(5)                                                                         3,635           3,822
Abbey National PLC 7.35% (undated)(5)                                                                         5,105           5,273
Providian Financial Corp., Series A, 9.525% 2027(3)                                                          10,000          11,000
Willis North America, Inc. 5.125% 2010                                                                        4,900           4,883
Willis North America, Inc. 5.625% 2015                                                                        5,500           5,462
TuranAlem Finance BV 8.50% 2015(3)                                                                           10,000          10,325
Federal Realty Investment Trust 6.125% 2007                                                                  10,000          10,270
United Overseas Bank Ltd. 5.375% 2019(3,5)                                                                   10,000          10,136
Citigroup Inc. 4.625% 2010                                                                                   10,000          10,004
Bank of America Corp. 4.50% 2010                                                                             10,000           9,944
Resona Bank, Ltd 7.191% (undated)(3,5)                                                                        9,650           9,874
Popular North America, Inc., Series E, 3.875% 2008                                                           10,000           9,800
Duke Realty LP 4.625% 2013                                                                                   10,000           9,655
Independence Community Bank 3.75% 2014(5)                                                                    10,000           9,621
Zions Bancorporation 6.00% 2015                                                                               9,000           9,590
Bayerische Landesbank, Series F, 2.50% 2006                                                                   9,000           8,911
Bank of Nova Scotia 3.255% Eurodollar note 2085(5)                                                           10,000           8,466
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(5)                                            10,000           8,325
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred (undated)(5)                                      5,000           5,128
Barclays Bank PLC 8.55% (undated)(3,5)                                                                        1,540           1,825
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(3,5)                                         5,000           5,429
Lincoln National Corp. 6.20% 2011                                                                             5,000           5,368
Irvine Co., Class A, 7.46% 2006(3,4)                                                                          5,000           5,063
Metropolitan Life Insurance Co. 7.00% 2005(3)                                                                 5,000           5,037
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                            5,000           5,016
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                            4,000           4,072
HVB Funding Trust III 9.00% 2031(3)                                                                           2,600           3,537
Kimco Realty Corp. 6.00% 2012                                                                                 3,250           3,469
Swedish Export Credit Corp. 4.00% 2010                                                                        3,500           3,443
National Westminster Bank PLC 7.75% (undated)(5)                                                              3,024           3,209
Principal Life Global Funding I 4.40% 2010(3)                                                                 3,000           2,950
                                                                                                                          1,458,586

MORTGAGE-BACKED OBLIGATIONS(9) -- 2.05%
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                   $  19,000       $  21,210
Fannie Mae 9.00% 2010                                                                                           360             380
Fannie Mae 4.89% 2012                                                                                        10,000          10,037
Fannie Mae 4.00% 2015                                                                                         9,492           9,253
Fannie Mae 6.00% 2016                                                                                         1,824           1,885
Fannie Mae 6.00% 2016                                                                                           961             993
Fannie Mae 7.00% 2016                                                                                           387             406
Fannie Mae 5.00% 2018                                                                                        22,698          22,800
Fannie Mae 5.50% 2018                                                                                        20,822          21,271
Fannie Mae 10.00% 2018                                                                                          499             565
Fannie Mae 9.50% 2022                                                                                           513             571
Fannie Mae 7.50% 2023                                                                                           309             331
Fannie Mae 7.50% 2023                                                                                            26              28
Fannie Mae 10.00% 2025                                                                                          344             389
Fannie Mae, Series 2001-4, Class GA, 10.242% 2025(5)                                                          1,732           1,949
Fannie Mae, Series 2001-4, Class NA, 11.848% 2025(5)                                                            163             186
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,553           1,645
Fannie Mae 6.50% 2031                                                                                           856             886
Fannie Mae 7.00% 2031                                                                                         1,333           1,404
Fannie Mae 7.00% 2031                                                                                           813             856
Fannie Mae 7.50% 2031                                                                                           634             677
Fannie Mae, Series 2001-20, Class E, 9.602% 2031(5)                                                           1,577           1,748
Fannie Mae 6.50% 2032                                                                                         3,721           3,851
Fannie Mae 6.50% 2032                                                                                         2,182           2,259
Fannie Mae 3.778% 2033(5)                                                                                     6,811           6,706
Fannie Mae 6.50% 2033                                                                                         4,992           5,168
Fannie Mae 5.50% 2034                                                                                        22,965          23,099
Fannie Mae 6.00% 2034                                                                                         8,703           8,896
Fannie Mae 6.00% 2034                                                                                         6,426           6,569
Fannie Mae 6.00% 2034                                                                                         4,047           4,138
Fannie Mae 6.00% 2034                                                                                         3,450           3,528
Fannie Mae 6.00% 2034                                                                                         1,777           1,817
Fannie Mae 6.00% 2034                                                                                         1,629           1,666
Fannie Mae 6.00% 2034                                                                                         1,253           1,281
Fannie Mae 6.00% 2034                                                                                         1,188           1,214
Fannie Mae 6.00% 2034                                                                                           877             896
Fannie Mae 6.00% 2034                                                                                           596             609
Fannie Mae 4.499% 2035(5)                                                                                     3,299           3,280
Fannie Mae 4.60% 2035(5)                                                                                      8,989           8,946
Fannie Mae 5.00% 2035                                                                                        54,000          53,199
Fannie Mae 5.00% 2035                                                                                        29,380          28,944
Fannie Mae 5.00% 2035                                                                                         7,620           7,507
Fannie Mae 5.50% 2035                                                                                       132,133         132,908
Fannie Mae 5.50% 2035                                                                                        10,452          10,513
Fannie Mae 6.00% 2035                                                                                           302             308
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                              2,843           3,011
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            2,003           2,095
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                              3,407           3,594
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.197% 2033(5)                    47,363          46,601
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            4,430           4,459
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            7,074           7,154
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            6,000           6,200
CS First Boston Mortgage Securities Corp., Series 2005-6, Class IV-A-1, 6.00% 2035                           10,100          10,290
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035                            9,281           9,488
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                            10,100          10,798
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037                           10,000           9,846
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037                           6,910           7,402
Freddie Mac 9.00% 2007                                                                                           45              46
Freddie Mac 8.50% 2008                                                                                           18              19
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                                5,000           4,855
Freddie Mac 8.50% 2009                                                                                          123             128
Freddie Mac 8.50% 2010                                                                                          193             202
Freddie Mac 5.00% 2018                                                                                       14,773          14,834
Freddie Mac 5.50% 2018                                                                                        7,216           7,370
Freddie Mac 11.00% 2018                                                                                         482             545
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                                    179             179
Freddie Mac, Series 2289, Class NB, 11.471% 2022(5)                                                             374             420
Freddie Mac 6.00% 2033                                                                                       11,104          11,347
Freddie Mac 6.00% 2033                                                                                        6,638           6,784
Freddie Mac 6.00% 2034                                                                                        7,880           8,053
Freddie Mac 4.648% 2035(5)                                                                                   13,400          13,317
Freddie Mac 4.792% 2035(5)                                                                                   10,052          10,011
Freddie Mac 5.00% 2035                                                                                       16,940          16,682
Freddie Mac 6.00% 2035                                                                                        3,421           3,497
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            1,927           1,919
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.74% 2033(5)                                     4,017           3,945
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.86% 2033(5)                                  25,660          25,643
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.60% 2034(5)                                  47,180          46,477
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.705% 2034(5)                                    7,842           7,767
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                11,696          12,732
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.24% 2033(5)                            45,943          45,236
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.617% 2034(5)                          5,744           5,696
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         4,377           4,329
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(5)                         2,521           2,483
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.438% 2033(5)                        46,798          46,420
Government National Mortgage Assn. 9.50% 2009                                                                   526             556
Government National Mortgage Assn. 9.00% 2016                                                                    71              78
Government National Mortgage Assn. 5.50% 2017                                                                 4,926           5,060
Government National Mortgage Assn. 8.50% 2017                                                                    39              43
Government National Mortgage Assn. 8.50% 2017                                                                     9              10
Government National Mortgage Assn. 8.50% 2017                                                                     9              10
Government National Mortgage Assn. 10.00% 2020                                                                1,487           1,718
Government National Mortgage Assn. 8.50% 2021                                                                   335             364
Government National Mortgage Assn. 8.50% 2021                                                                   102             111
Government National Mortgage Assn. 8.50% 2021                                                                     7               8
Government National Mortgage Assn. 9.50% 2021                                                                   242             268
Government National Mortgage Assn. 10.00% 2021                                                                2,212           2,554
Government National Mortgage Assn. 10.00% 2025                                                                2,034           2,339
Government National Mortgage Assn. 7.00% 2034                                                                 2,676           2,843
Government National Mortgage Assn. 4.00% 2035(5)                                                              6,235           6,123
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,863           1,827
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,748           1,714
Government National Mortgage Assn. 5.50% 2035                                                                25,000          25,284
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(3)                                           10,000           9,893
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035(3)                                              37,750          37,342
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.851% 2034(5)                                          33,356          33,183
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.009% 2034(5)                                          3,031           3,018
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        5,344           5,293
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(5)                     3,937           3,907
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.358% 2033(5)                     1,883           1,859
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.49% 2033(5)                      1,129           1,120
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(5)                       5,288           5,236
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.616% 2034(5)                      6,977           6,897
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                                   22,002          23,724
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              6,139           6,394
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                            15,675          17,163
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                                 13,640          13,799
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                                 8,798           8,878
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.213% 2030(5)                                     20,000          21,094
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.033% 2031(3,5)                                                                         79,429           3,035
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     8,810           8,654
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                     7,665           8,285
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               8,200           8,393
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                             11,000          11,029
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       13,153          13,276
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                   4,027           4,164
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                   9,101           8,974
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.706% 2034(5)                                      12,786          12,779
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          5,000           4,943
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(5)                          7,000           6,927
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015(3)                                           10,990          11,739
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                              10,000          10,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046             10,000           9,978
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                             3,051           3,188
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(3)                         4,553           4,700
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.06% 2016(3,5)                                    4,769           4,784
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014(3)                                    4,669           4,711
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust,
     Series 2001-C1, Class A-1, 5.711% 2033                                                                   2,373           2,398
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                             1,159           1,160
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.544% 2027(3,5)                                   467             478
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.731% 2027(3,5)                                   377             389
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                                   597             595
                                                                                                                          1,233,746

MATERIALS -- 1.29%
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                                   312             320
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                22,650          21,971
Abitibi-Consolidated Finance LP 7.875% 2009                                                                  12,000          12,240
Abitibi-Consolidated Inc. 8.55% 2010                                                                         16,000          16,880
Abitibi-Consolidated Co. of Canada 6.91% 2011(5)                                                             11,850          11,969
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                10,625           9,961
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                               28,125          29,391
Georgia-Pacific Corp. 7.50% 2006                                                                              6,500           6,663
Fort James Corp. 6.875% 2007                                                                                  5,000           5,225
Georgia-Pacific Corp. 7.375% 2008                                                                            15,000          15,938
Georgia-Pacific Corp. 8.875% 2010                                                                            17,525          19,803
Georgia-Pacific Corp. 8.125% 2011                                                                             8,935          10,074
Georgia-Pacific Corp. 9.50% 2011                                                                              7,600           9,158
Georgia-Pacific Corp. 9.375% 2013                                                                            21,045          23,886
Georgia-Pacific Corp. 7.70% 2015                                                                                950           1,088
Georgia-Pacific Corp. 8.875% 2031                                                                             3,450           4,330
Owens-Illinois, Inc. 8.10% 2007                                                                                 750             786
Owens-Illinois, Inc. 7.35% 2008                                                                               9,800          10,192
Owens-Brockway Glass Container Inc. 8.875% 2009                                                              20,975          22,286
Owens-Illinois, Inc. 7.50% 2010                                                                                 750             788
Owens-Brockway Glass Container Inc. 7.75% 2011                                                               13,500          14,378
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                6,000           6,578
Owens-Brockway Glass Container Inc. 8.25% 2013                                                               14,000          15,208
Lyondell Chemical Co. 9.50% 2008                                                                             31,050          33,107
Equistar Chemicals, LP 10.125% 2008                                                                           9,825          10,857
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    625             667
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                3,550           3,976
Lyondell Chemical Co. 11.125% 2012                                                                            4,825           5,494
Norske Skogindustrier ASA 7.625% 2011(3)                                                                     38,991          42,754
Norske Skogindustrier ASA 6.125% 2015(3)                                                                     11,250          11,279
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014                                               49,800          49,178
Stone Container Corp. 9.25% 2008                                                                              8,375           8,794
Stone Container Corp. 9.75% 2011                                                                                875             924
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,750           2,784
Stone Container Corp. 8.375% 2012                                                                             8,475           8,666
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                    14,425          13,956
Graphic Packaging International, Inc. 8.50% 2011                                                             19,350          20,318
Graphic Packaging International, Inc. 9.50% 2013                                                             11,050          11,382
Weyerhaeuser Co. 5.95% 2008                                                                                   8,529           8,848
Weyerhaeuser Co. 5.25% 2009                                                                                   1,000           1,011
Weyerhaeuser Co. 6.75% 2012                                                                                  13,890          15,135
Weyerhaeuser Co. 6.875% 2033                                                                                  2,500           2,767
Smurfit Capital Funding PLC 6.75% 2005                                                                        3,425           3,442
JSG Funding PLC 9.625% 2012                                                                                   8,200           8,323
JSG Funding PLC 7.75% 2015                                                                                   18,650          15,946
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             24,390          27,195
United States Steel Corp. 10.75% 2008                                                                        10,500          11,852
United States Steel Corp. 9.75% 2010                                                                         13,205          14,592
International Paper Co. 4.00% 2010                                                                            2,725           2,601
International Paper Co. 6.75% 2011                                                                            5,000           5,424
International Paper Co. 5.85% 2012                                                                           13,855          14,311
Rhodia 10.25% 2010                                                                                           17,975          19,458
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                          7,175           6,906
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                         10,000           9,225
Temple-Inland Inc. 7.875% 2012                                                                               12,250          13,861
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(7)                            10,300           7,468
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                                4,550           5,164
NewPage Corp. 9.46% 2012(3,5)                                                                                12,250          12,434
Allegheny Technologies, Inc. 8.375% 2011                                                                     10,500          11,078
Packaging Corp. of America 4.375% 2008                                                                        9,500           9,278
Ispat Inland ULC 9.75% 2014                                                                                   6,719           7,962
AMH Holdings, Inc. 0%/11.25% 2014(7)                                                                         11,500           7,360
Ball Corp. 6.875% 2012                                                                                        6,000           6,360
Crompton Corp. 9.164% 2010(5)                                                                                 4,775           5,348
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                                    5,780           4,599
Inco Ltd. 7.75% 2012                                                                                          4,000           4,583
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       4,125           4,579
Building Materials Corp. of America, Series B, 8.00% 2007                                                     3,500           3,509
ICI Wilmington, Inc. 5.625% 2013                                                                              3,000           3,056
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,000           2,180
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,750           1,908
Corporacion Nacional del Cobre de Chile 6.375% 2012(3)                                                        1,500           1,628
AK Steel Corp. 7.75% 2012                                                                                     1,575           1,473
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                1,175           1,193
                                                                                                                            775,306

INDUSTRIALS -- 1.28%
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                           $40,625         $41,133
Bombardier Inc. 6.75% 2012(3)                                                                                40,530          39,719
Bombardier Inc. 6.30% 2014(3)                                                                                40,400          38,178
Allied Waste North America, Inc. 8.50% 2008                                                                   4,800           5,082
Allied Waste North America, Inc., Series B, 8.875% 2008                                                      48,750          51,675
Allied Waste North America, Inc., Series B, 6.50% 2010                                                       16,000          15,860
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        8,000           7,580
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       7,925           7,450
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       4,500           4,230
Allied Waste North America, Inc. 7.25% 2015(3)                                                                8,500           8,415
Northwest Airlines, Inc. 8.875% 2006                                                                          2,200           1,507
Northwest Airlines, Inc. 9.875% 2007                                                                         37,400          20,009
Northwest Airlines, Inc. 7.875% 2008                                                                         22,000          10,230
Northwest Airlines, Inc. 10.00% 2009                                                                         47,000          22,971
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(9)                                              2,493           2,504
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(9)                                            4,180           3,989
Cendant Corp. 6.25% 2008                                                                                     28,000          29,002
Cendant Corp. 7.375% 2013                                                                                    24,250          27,391
Continental Airlines, Inc. 8.00% 2005                                                                         5,010           5,041
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012(9)                                         11,500          11,605
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                                            7,312           6,213
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(9)                                            2,486           2,452
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(9)                                             3,011           3,009
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(9)                                         13,938          13,736
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(9)                                            6,946           5,853
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3,9)                                         25,842          27,362
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(3,9)                           12,332          13,205
Tyco International Group SA 6.125% 2008                                                                      13,000          13,573
Tyco International Group SA 6.375% 2011                                                                      22,915          24,855
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                            5,000           5,459
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                           21,000          22,448
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(3)                                                       6,750           7,783
American Standard Inc. 7.375% 2008                                                                            5,935           6,289
American Standard Inc. 8.25% 2009                                                                             2,124           2,366
American Standard Inc. 7.625% 2010                                                                           20,501          22,646
American Standard Inc. 5.50% 2015(3)                                                                          3,000           3,019
Waste Management, Inc. 7.00% 2006                                                                             7,000           7,206
Waste Management, Inc. 6.50% 2008                                                                             5,000           5,252
Waste Management, Inc. 5.00% 2014                                                                             7,000           6,911
WMX Technologies, Inc. 7.10% 2026                                                                            10,125          11,578
Delta Air Lines, Inc. 8.00% 2007(3)                                                                          62,396          16,847
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                 10,000           9,368
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(9)                                                          5,000           1,964
Delta Air Lines, Inc. 10.375% 2022                                                                            3,000             720
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                             14,090          15,182
H-Lines Finance Holding Corp. 0%/11.00% 2013(3,7)                                                            13,000          10,530
General Electric Capital Corp., Series A, 5.375% 2007                                                         8,000           8,137
General Electric Capital Corp., Series A, 6.00% 2012                                                          8,000           8,570
General Electric Co. 5.00% 2013                                                                               5,000           5,067
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                        18,000          18,416
Caterpillar Inc. 4.50% 2009                                                                                   7,000           6,984
Caterpillar Financial Services Corp. 4.30% 2010                                                              10,000           9,865
NTK Holdings, Inc. 0%/10.75% 2014(3,7)                                                                        7,500           4,313
THL Buildco, Inc. 8.50% 2014                                                                                 12,325          12,063
Jacuzzi Brands, Inc. 9.625% 2010                                                                             13,441          14,852
Southwest Airlines Co. 5.25% 2014                                                                            15,000          14,822
John Deere Capital Corp. 3.90% 2008                                                                           9,000           8,888
Accuride Corp. 8.50% 2015                                                                                     7,575           7,897
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(9)                                2,034           1,966
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(9)                                             4,552           4,735
Kansas City Southern Railway Co. 7.50% 2009                                                                   5,750           5,951
Terex Corp., Class B, 10.375% 2011                                                                            2,000           2,170
Terex Corp. 7.375% 2014                                                                                       3,500           3,693
TFM, SA de CV 12.50% 2012                                                                                     4,165           4,925
Dyncorp International LLC 9.50% 2013(3)                                                                       4,325           4,314
United Air Lines, Inc. 9.00% 2003(10)                                                                         8,000           1,320
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(8,9)                                                       5,000           2,190
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015(3,8,9)                                                7,790               1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3,8,9)                                                5,500               1
                                                                                                                            770,537

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.24%
U.S. Treasury 5.75% 2005                                                                                    138,250         139,103
U.S. Treasury 3.25% 2007                                                                                     40,000          39,416
U.S. Treasury 4.375% 2007                                                                                    50,000          50,332
U.S. Treasury 2.625% 2008                                                                                     5,000           4,814
U.S. Treasury 3.625% 2008(11)                                                                                12,034          12,609
U.S. Treasury 3.625% 2009                                                                                    41,500          40,745
U.S. Treasury 3.875% 2009(11)                                                                                41,788          44,834
U.S. Treasury Principal Strip 0% 2011                                                                         5,660           4,416
U.S. Treasury 3.50% 2011(11)                                                                                 11,171          12,150
U.S. Treasury Principal Strip 0% 2013                                                                         6,585           4,612
U.S. Treasury 2.00% 2014(11)                                                                                 17,887          18,045
U.S. Treasury 8.875% 2017                                                                                    32,500          45,967
U.S. Treasury 6.875% 2025                                                                                    63,500          82,709
Freddie Mac 1.875% 2006                                                                                       3,765           3,723
Freddie Mac 6.625% 2009                                                                                      84,250          91,356
Freddie Mac 4.125% 2010                                                                                      19,250          19,004
Federal Home Loan Bank 2.00% 2006                                                                            29,865          29,552
Federal Home Loan Bank 2.375% 2006                                                                           26,870          26,568
Federal Home Loan Bank 5.823% 2009                                                                           17,000          17,755
Fannie Mae 6.625% 2009                                                                                       24,750          26,830
Fannie Mae 6.25% 2029                                                                                         8,000           9,552
Federal Agricultural Mortgage Corp. 4.25% 2008                                                               20,000          19,919
                                                                                                                            744,011

UTILITIES -- 1.11%
Edison Mission Energy 10.00% 2008                                                                            19,250          21,560
Mission Energy Holding Co. 13.50% 2008                                                                       22,230          26,676
Edison Mission Energy 7.73% 2009                                                                             16,720          17,723
Edison Mission Energy 9.875% 2011                                                                            32,930          38,940
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                             10,408          11,585
Homer City Funding LLC 8.734% 2026(9)                                                                         9,941          11,830
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                 24,675          27,759
AES Corp. 9.50% 2009                                                                                         39,815          44,593
AES Corp. 9.375% 2010                                                                                         8,752           9,977
AES Corp. 8.75% 2013(3)                                                                                      68,100          75,761
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                                     2,000           2,300
Israel Electric Corp. Ltd. 7.95% 2011(3)                                                                      5,000           5,691
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                                     22,500          25,736
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                                     14,405          15,660
Dynegy Holdings Inc. 9.875% 2010(3)                                                                          11,750          13,043
Dynegy Holdings Inc. 10.125% 2013(3)                                                                         26,400          30,228
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                  6,000           6,840
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                                  4,250           4,505
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                 15,595          17,583
Sierra Pacific Resources 8.625% 2014                                                                          2,725           3,032
Nevada Power Co., Series L, 5.875% 2015(3)                                                                    5,675           5,845
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   8,000           8,106
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         22,500          22,765
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                          5,000           5,683
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                               26,675          28,142
PSEG Energy Holdings Inc. 8.625% 2008                                                                         8,800           9,438
PSEG Power LLC 7.75% 2011                                                                                     7,500           8,547
PSEG Power LLC 5.00% 2014                                                                                    10,000           9,938
NiSource Finance Corp. 7.625% 2005                                                                            9,000           9,090
NiSource Finance Corp. 7.875% 2010                                                                           15,000          16,964
Alabama Power Co., Series U, 2.65% 2006                                                                       5,000           4,962
Alabama Power Co., Series X, 3.125% 2008                                                                      3,750           3,621
Alabama Power Co., Series R, 4.70% 2010                                                                       1,250           1,244
Southern Power Co., Series B, 6.25% 2012                                                                      9,000           9,676
Alabama Power Co., Series Q, 5.50% 2017                                                                       5,000           5,199
Duke Capital Corp. 7.50% 2009                                                                                 7,000           7,679
Duke Capital Corp. 6.25% 2013                                                                                 4,500           4,827
Duke Capital Corp. 5.50% 2014                                                                                 5,000           5,101
Duke Capital LLC 5.668% 2014                                                                                  1,500           1,545
Reliant Energy Resources Corp. 7.75% 2011                                                                    13,000          14,722
Centerpoint Energy, Inc., Series B, 6.85% 2015                                                                3,000           3,331
Cilcorp Inc. 8.70% 2009                                                                                       9,000          10,283
Cilcorp Inc. 9.375% 2029                                                                                      3,000           4,370
Exelon Corp. 6.75% 2011                                                                                       1,000           1,093
Exelon Generation Co., LLC 6.95% 2011                                                                        11,300          12,481
Constellation Energy Group, Inc. 6.125% 2009                                                                 12,000          12,604
Progress Energy, Inc. 6.75% 2006                                                                              5,000           5,068
Progress Energy, Inc. 5.85% 2008                                                                              2,500           2,581
Progress Energy, Inc. 7.10% 2011                                                                              2,500           2,750
Appalachian Power Co., Series G, 3.60% 2008                                                                   6,770           6,606
Oncor Electric Delivery Co. 6.375% 2015                                                                       5,000           5,466
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                                4,000           4,303
MidAmerican Energy Co. 4.65% 2014                                                                             3,200           3,116
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(3,9)                                                                           2,965           3,079
                                                                                                                            671,247

ENERGY -- 1.08%
Port Arthur Finance Corp. 12.50% 2009(9)                                                                        437             497
Premcor Refining Group Inc. 9.25% 2010                                                                       13,875          15,332
Premcor Refining Group Inc. 6.125% 2011                                                                      37,500          39,375
Premcor Refining Group Inc. 6.75% 2011                                                                       15,650          16,863
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000           3,263
Premcor Refining Group Inc. 9.50% 2013                                                                       57,215          65,797
Premcor Refining Group Inc. 6.75% 2014                                                                       46,000          49,220
Premcor Refining Group Inc. 7.50% 2015                                                                       22,000          23,870
Williams Companies, Inc. 6.75% 2009(3)                                                                        8,000           8,400
Northwest Pipeline Corp. 8.125% 2010                                                                          5,000           5,450
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                                   19,765          21,692
Williams Companies, Inc. 7.125% 2011                                                                         38,750          42,431
Williams Companies, Inc. 8.125% 2012                                                                         14,810          17,106
Williams Companies, Inc. 7.875% 2021                                                                         10,000          11,625
Williams Companies, Inc. 8.75% 2032                                                                           7,000           8,698
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3,9)                                                   44,920          43,812
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(9)                                                        864             843
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(3,9)                                                   13,329          15,662
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(9)                                                      4,325           5,082
Newfield Exploration Co., Series B, 7.45% 2007                                                                6,000           6,345
Newfield Exploration Co. 7.625% 2011                                                                          1,500           1,650
Newfield Exploration Co. 8.375% 2012                                                                         11,400          12,483
Newfield Exploration Co. 6.625% 2014                                                                         32,075          33,759
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3,9)                                               28,500          29,034
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(9)                                                  9,000           9,169
Devon Financing Corp., ULC 6.875% 2011                                                                       24,500          27,087
Devon Energy Corp. 7.95% 2032                                                                                 7,250           9,394
Overseas Shipholding Group, Inc. 8.25% 2013                                                                  27,110          28,872
Overseas Shipholding Group, Inc. 7.50% 2024                                                                     850             825
General Maritime Corp. 10.00% 2013                                                                           20,225          22,197
Western Oil Sands Inc. 8.375% 2012                                                                           10,175          11,816
XTO Energy Inc. 7.50% 2012                                                                                    8,850          10,037
Oryx Energy Co. 8.125% 2005                                                                                   8,500           8,604
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010(3,9)                                              8,500           8,482
Pemex Project Funding Master Trust 7.875% 2009                                                                1,600           1,740
Pemex Project Funding Master Trust 7.375% 2014                                                                3,500           3,876
Pemex Project Funding Master Trust 8.625% 2022                                                                  500             608
OXYMAR 7.50% 2016(3)                                                                                          5,500           5,680
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(3,9)                                                                4,968           4,905
Peabody Energy Corp., Series B, 6.875% 2013                                                                   4,300           4,580
PETRONAS Capital Ltd. 7.00% 2012(3)                                                                           4,000           4,494
Sunoco, Inc. 4.875% 2014                                                                                      4,500           4,421
Reliance Industries Ltd., Series B, 10.25% 2097                                                               3,125           3,581
                                                                                                                            648,657

INFORMATION TECHNOLOGY -- 1.04%
Electronic Data Systems Corp. 6.334% 2006                                                                    10,000          10,140
Electronic Data Systems Corp. 7.125% 2009                                                                    43,250          46,282
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                      137,150         139,204
Celestica Inc. 7.875% 2011                                                                                   32,275          33,405
Celestica Inc. 7.625% 2013                                                                                   36,195          36,738
Motorola, Inc. 4.608% 2007                                                                                   10,000          10,003
Motorola, Inc. 8.00% 2011                                                                                    38,985          45,349
Motorola, Inc. 5.22% 2097                                                                                    14,506          11,896
Sanmina-SCI Corp. 10.375% 2010                                                                               35,500          39,583
Sanmina-SCI Corp. 6.75% 2013                                                                                 19,000          18,383
Jabil Circuit, Inc. 5.875% 2010                                                                              53,450          55,017
Flextronics International Ltd. 6.50% 2013                                                                    47,375          49,033
Amkor Technology, Inc. 10.50% 2009                                                                            7,355           6,656
Amkor Technology, Inc. 7.125% 2011                                                                           19,085          16,747
Amkor Technology, Inc. 7.75% 2013                                                                            11,000           9,405
Xerox Corp. 7.125% 2010                                                                                      21,000          22,260
Nortel Networks Ltd. 6.125% 2006                                                                             21,000          21,158
SunGard Data Systems Inc. 10.25% 2015(3)                                                                     18,000          18,743
Freescale Semiconductor, Inc. 6.875% 2011                                                                    15,000          15,900
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.66% 2011(3,5)                            7,275           7,311
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                               975             970
Solectron Corp., Series B, 7.375% 2006                                                                        5,450           5,559
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                            4,860           5,029
                                                                                                                            624,771

CONSUMER STAPLES -- 0.88%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                        83,168          84,831
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                        65,555          72,438
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                               12,277          13,389
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                               14,400          15,993
Rayovac Corp. 7.375% 2015(3)                                                                                 79,775          79,177
Delhaize America, Inc. 7.375% 2006                                                                           10,000          10,243
Delhaize America, Inc. 8.125% 2011                                                                           27,745          31,081
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                       2,500           2,613
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                       33,500          33,374
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        3,000           3,300
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       8,675           9,673
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                           12,100          13,250
Rite Aid Corp. 6.875% 2013                                                                                   12,450          11,049
Rite Aid Corp. 9.25% 2013                                                                                    14,050          14,015
Kraft Foods Inc. 6.25% 2012                                                                                  14,000          15,133
Kraft Foods Inc. 6.50% 2031                                                                                   5,000           5,709
Stater Bros. Holdings Inc. 6.91% 2010(5)                                                                      6,525           6,639
Stater Bros. Holdings Inc. 8.125% 2012                                                                        9,775           9,922
Anheuser-Busch Companies, Inc. 9.00% 2009                                                                    10,000          11,714
Anheuser-Busch Companies, Inc. 4.70% 2012                                                                     4,000           4,034
CVS Corp. 5.789% 2026(3,9)                                                                                    7,229           7,620
CVS Corp. 5.298% 2027(3,9)                                                                                    3,378           3,425
Playtex Products, Inc. 8.00% 2011                                                                            10,000          10,750
Pepsi Bottling Group, Inc. 5.625% 2009(3)                                                                    10,000          10,375
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                              10,000           9,973
SUPERVALU INC. 7.50% 2012                                                                                     8,025           9,051
Kellogg Co. 7.45% 2031                                                                                        5,000           6,477
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017(3,9,12)                                   8,285           6,260
Gold Kist Inc. 10.25% 2014                                                                                    5,306           6,029
PepsiAmericas, Inc. 4.875% 2015                                                                               6,000           5,969
Duane Reade Inc. 7.91% 2010(3,5)                                                                              6,000           5,880
Pathmark Stores, Inc. 8.75% 2012                                                                              1,870           1,868
                                                                                                                            531,254

HEALTH CARE -- 0.83%
HCA Inc. 7.125% 2006                                                                                          7,785           7,967
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      6,250           6,469
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                     12,500          13,176
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                      1,000           1,051
HCA Inc. 5.50% 2009                                                                                          20,900          20,858
Columbia/HCA Healthcare Corp. 8.70% 2010                                                                      9,500          10,567
HCA -- The Healthcare Co. 8.75% 2010                                                                          7,750           8,736
HCA -- The Healthcare Co. 7.875% 2011                                                                        40,000          44,007
Cardinal Health, Inc. 6.75% 2011                                                                             26,500          28,896
Cardinal Health, Inc. 4.00% 2015                                                                             35,000          31,902
Warner Chilcott Corp. 8.75% 2015(3)                                                                          61,065          60,607
Tenet Healthcare Corp. 6.375% 2011                                                                           17,300          16,522
Tenet Healthcare Corp. 9.875% 2014                                                                           31,625          33,997
Tenet Healthcare Corp. 9.25% 2015(3)                                                                          9,700          10,040
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                     29,470          31,680
Quintiles Transnational Corp. 10.00% 2013                                                                    13,050          14,616
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(7)                                                 20,660          15,598
Aetna Inc. 7.375% 2006                                                                                       22,000          22,387
Aetna Inc. 7.875% 2011                                                                                        4,500           5,160
Team Health, Inc. 9.00% 2012                                                                                 24,000          25,200
Health Net, Inc. 9.875% 2011(5)                                                                              19,080          22,412
Triad Hospitals, Inc. 7.00% 2012                                                                             15,000          15,750
Humana Inc. 7.25% 2006                                                                                       13,375          13,679
Wyeth 4.375% 2008(5)                                                                                          2,500           2,491
Wyeth 5.50% 2013(5)                                                                                           6,500           6,737
Amgen Inc. 4.00% 2009                                                                                         9,125           8,943
Concentra Operating Corp. 9.50% 2010                                                                          4,975           5,323
Concentra Operating Corp. 9.125% 2012                                                                         2,905           3,094
HealthSouth Corp. 8.375% 2011                                                                                 1,400           1,409
HealthSouth Corp. 7.625% 2012                                                                                 6,600           6,501
MedCath Holdings Corp. 9.875% 2012                                                                            3,875           4,330
                                                                                                                            500,105

ASSET-BACKED OBLIGATIONS(9) -- 0.57%
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.74% 2033(5)                                                     11,750          11,780
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035                                                         14,250          14,116
Vita Capital Ltd., Series 2003-I, 4.854% 2007(3,5)                                                           24,000          24,094
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(8)                                          13,517           3,109
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026(8)                                           9,716           3,984
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027(8)                                           9,138              23
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(8)                                           7,345              18
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(8)                                    17,655          16,772
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(8)                                           4,493               -
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(3)                                    20,000          20,112
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.47% 2013(5)                                 18,000          18,000
Metris Master Trust, Series 2000-3, Class A, 3.69% 2009(5)                                                   14,428          14,442
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   5,000           4,975
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                 9,000           8,918
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                                 3,963           3,962
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                                   8,000           7,919
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                              153             153
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                            8,433           8,547
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.76% 2033(5)                           2,836           2,838
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 8.564% 2007(3,5)          5,000           5,045
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)           5,000           5,129
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.08% 2035(5)                                             10,000          10,074
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012(3)                       10,000          10,006
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012                      10,000           9,914
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008(3)                                       4,700           4,807
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.988% 2013(5)                                      5,000           5,084
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                       10,000           9,886
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.78% 2034(5)                            9,407           9,448
Mediterranean Re PLC, Class B, 9.12% 2005(3,5)                                                                9,000           9,162
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012(3)                           8,900           8,814
First USA Credit Card Master Trust, Series 1997-4, Class C, 4.409% 2010(3,5)                                  6,500           6,524
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011(3)                                     2,000           2,070
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                                7,706           8,174
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                       955             955
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   4,264           4,233
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                                     2,452           2,436
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.21% 2033(5)                                 7,000           7,069
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               6,898           6,871
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                6,500           6,431
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(3,5)                                                    6,122           6,122
PIONEER 2002 Ltd., Series 2002-I, Class D, 5.16% 2006(3,5)                                                    6,000           6,026
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                           706             705
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028                                          5,000           4,927
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.77% 2035(5)              5,000           5,009
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                                        4,332           4,349
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                             3,779           3,763
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 4.41% 2024(5)                                       3,500           3,531
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(3)                            2,600           2,584
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     2,470           2,506
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(3)                         2,495           2,457
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(3)                              698             697
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                            1,121           1,113
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016(3)        1,326           1,350
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                            1,250           1,300
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(3,5,10)                                                    3,000               0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(3,5,10)                                                   5,000             200
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3,8)                                                        1,000              40
                                                                                                                            342,573

NON-U.S. GOVERNMENT BONDS & NOTES -- 0.26%
United Mexican States Government Global 4.625% 2008                                                          10,000           9,958
United Mexican States Government Global 8.625% 2008                                                           5,000           5,500
United Mexican States Government Eurobonds, Global 8.375% 2011                                                3,000           3,449
United Mexican States Government Eurobonds, Global 7.50% 2012                                                 6,310           7,064
United Mexican States Government Global 6.375% 2013                                                           7,500           7,946
United Mexican States Government Global 11.375% 2016                                                         29,684          43,561
United Mexican States Government Global 8.125% 2019                                                           2,061           2,497
United Mexican States Government Global 8.30% 2031                                                            1,965           2,434
United Mexican States Government Global 7.50% 2033                                                            2,833           3,249
Russian Federation 8.25% 2010                                                                                25,250          27,502
Russian Federation 8.25% 2010(3)                                                                             10,000          10,892
Russian Federation 5.00% 2030(5)                                                                              7,770           8,644
State of Qatar 9.75% 2030                                                                                     9,000          13,635
El Salvador (Republic of) 7.75% 2023                                                                          3,000           3,383
El Salvador (Republic of) 7.75% 2023(3)                                                                       1,250           1,409
Banque Centrale de Tunisie 7.375% 2012                                                                        3,500           3,968
                                                                                                                            155,091

MUNICIPALS -- 0.10%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                               19,750          22,031
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                             1,945           1,973
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                             9,625          10,901
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, 6.125% 2027                                                                          9,125           9,830
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                   4,805           4,804
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 4.33% 2006                                                                                4,500           4,502
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                                   4,383           4,317
                                                                                                                             58,358

MISCELLANEOUS -- 0.01%
Other bonds & notes in initial period of acquisition                                                                          4,336

Total bonds & notes (cost: $13,066,611,000)                                                                              13,296,315

Short-term securities -- 7.29%

Federal Home Loan Bank 3.08%-3.425% due 8/5-10/14/2005                                                      383,000         381,479
Freddie Mac 3.07%-3.455% due 8/1-10/18/2005                                                                 337,200         335,877
Procter & Gamble Co. 3.20%-3.33% due 8/23-9/14/2005(3,13)                                                   250,900         250,116
CAFCO, LLC 3.18%-3.44% due 8/12-9/14/2005(3)                                                                175,000         174,426
Ciesco LLC 3.18% due 8/12/2005(3)                                                                            50,000          49,947
Park Avenue Receivables Co., LLC 3.21%-3.29% due 8/10-8/17/2005(3)                                          120,800         120,659
Preferred Receivables Funding Corp. 3.34%-3.45% due 9/20/2005(3)                                            100,000          99,524
DuPont (E.I.) de Nemours & Co. 3.20%-3.30% due 8/12-9/2/2005                                                214,235         213,750
Variable Funding Capital Corp. 3.12%-3.47% due 8/2-9/27/2005(3)                                             207,400         206,817
Wal-Mart Stores Inc. 3.10%-3.49% due 8/10-10/4/2005(3)                                                      200,800         200,140
Wells Fargo & Co. 3.13%-3.45% due 8/4-9/21/2005                                                             190,600         190,598
Edison Asset Securitization LLC 3.16% due 8/5/2005(3)                                                        50,000          49,978
General Electric Capital Corp. 3.27% due 8/24/2005                                                           50,000          49,895
General Electric Capital Services, Inc. 3.31% due 8/29/2005                                                  50,000          49,867
General Electric Co. 3.47% due 9/28/2005                                                                     35,000          34,804
Bank of America Corp. 3.20%-3.50% due 8/9-10/7/2005                                                         150,000         149,521
Ranger Funding Co. LLC 3.27% due 8/11/2005(3)                                                                25,000          24,975
Clipper Receivables Co., LLC 3.28%-3.44% due 8/19-9/13/2005(3)                                              175,000         174,481
International Lease Finance Corp. 3.23%-3.42% due 8/16-9/23/2005                                            119,000         118,682
American General Finance Corp. 3.17% due 8/8/2005                                                            25,000          24,982
Gannett Co. 3.10%-3.37% due 8/11-9/8/2005(3)                                                                125,000         124,654
Three Pillars Funding, LLC 3.28%-3.44% due 8/1-9/26/2005(3)                                                 112,495         112,261
IBM Corp. 3.22%-3.24% due 8/11-8/26/2005                                                                    104,000         103,825
HSBC Finance Corp. 3.23%-3.40% due 8/19-9/26/2005                                                           103,900         103,620
International Bank for Reconstruction and Development 3.05%-3.30% due 8/15-9/26/2005                        100,000          99,668
Tennessee Valley Authority 3.21%-3.22% due 9/15/2005                                                        100,000          99,551
Triple-A One Funding Corp. 3.34%-3.44% due 8/15-9/8/2005(3)                                                  90,052          89,820
Anheuser-Busch Companies, Inc. 3.14%-3.48% due 8/9-10/17/2005(3)                                             89,500          89,211
American Express Credit Corp. 3.21%-3.23% due 8/17-8/29/2005                                                 75,700          75,538
Coca-Cola Co. 3.10%-3.22% due 8/8-8/18/2005                                                                  69,700          69,633
PepsiCo Inc. 3.19%-3.28% due 8/3-8/18/2005(3)                                                                64,800          64,746
Private Export Funding Corp. 3.53%-3.54% due 10/26/2005(3)                                                   65,000          64,448
NetJets Inc. 3.33%-3.50% due 9/6-9/29/2005(3)                                                                55,000          54,768
USAA Capital Corp. 3.13%-3.23% due 8/1-8/15/2005                                                             50,000          49,963
FCAR Owner Trust I 3.25%-3.38% due 8/15-9/12/2005                                                            50,000          49,865
Hershey Co. 3.28%-3.29% due 8/16-8/31/2005(3)                                                                42,400          42,316
Colgate-Palmolive Co. 3.22% due 8/4/2005(3)                                                                  39,100          39,086
U.S. Treasury Bills 2.923%-2.975% due 8/11-9/1/2005                                                          36,900          36,817
Illinois Tool Works Inc. 3.22% due 8/3/2005                                                                  35,000          34,991
Bank of New York Co., Inc. 3.31% due 8/25/2005                                                               25,000          24,943
BellSouth Corp. 3.37% due 9/9/2005(3)                                                                        25,000          24,906
Harvard University 3.38% due 9/21/2005                                                                       25,000          24,878
United Parcel Service Inc. 3.21% due 8/2/2005                                                                 5,200           5,199

Total short-term securities (cost: $4,385,264,000)                                                                        4,385,225

Total investment securities (cost: $52,717,827,000)                                                                      59,941,721
Other assets less liabilities                                                                                               209,847

Net assets                                                                                                              $60,151,568

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Represents an affiliated company as defined under the Investment Company
    Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was
    $4,916,930,000, which represented 8.17% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of
    Directors.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Step bond; coupon rate will increase at a later date.
(8) Company not making scheduled interest payments; bankruptcy proceedings pending.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Company did not make principal payment upon scheduled maturity date;
     reorganization pending.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) Scheduled interest payments not made; reorganization pending.
(13) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of assets and liabilities
at July 31, 2005                             (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $51,519,935)                                           $58,645,101
  Affiliated issuers (cost: $1,197,892)                                                1,296,620                     $59,941,721
 Cash denominated in non-U.S. currencies
  (cost: $3,024)                                                                                                           3,322
 Cash                                                                                                                     53,261
 Receivables for:
  Sales of investments                                                                   139,359
  Sales of fund's shares                                                                 145,328
  Dividends and interest                                                                 376,444                         661,131
                                                                                                                      60,659,435
Liabilities:
 Payables for:
  Purchases of investments                                                               219,455
  Repurchases of fund's shares                                                            41,146
  Dividends on fund's shares                                                             205,155
  Investment advisory services                                                            10,484
  Services provided by affiliates                                                         29,361
  Deferred Directors' compensation                                                         1,887
  Other fees and expenses                                                                    379                         507,867
Net assets at July 31, 2005                                                                                          $60,151,568

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $51,222,483
 Undistributed net investment income                                                                                     501,690
 Undistributed net realized gain                                                                                       1,204,347
 Net unrealized appreciation                                                                                           7,223,048
Net assets at July 31, 2005                                                                                          $60,151,568

Total authorized  capital stock - 5,500,000  shares,  $.001 par value (3,219,798 total shares outstanding)

                                                          Net assets       Shares outstanding       Net asset value per share
                                                                                                                          (1)
Class A                                                  $47,196,081                2,523,657                          $18.70
Class B                                                    4,135,033                  222,235                           18.61
Class C                                                    5,755,881                  309,765                           18.58
Class F                                                    1,603,140                   85,823                           18.68
Class 529-A                                                  328,233                   17,567                           18.68
Class 529-B                                                   73,999                    3,969                           18.65
Class 529-C                                                  153,169                    8,211                           18.65
Class 529-E                                                   17,305                      927                           18.66
Class 529-F                                                    5,350                      286                           18.68
Class R-1                                                     18,637                      999                           18.65
Class R-2                                                    270,437                   14,538                           18.60
Class R-3                                                    393,908                   21,100                           18.67
Class R-4                                                    120,043                    6,424                           18.69
Class R-5                                                     80,352                    4,297                           18.70

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $19.84 and
    $19.82, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2005                        (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $33,453; also includes
            $55,090 from affiliates)                                         $1,523,306
  Interest (net of non-U.S. withholding
            tax of $4; also includes
            $1,728 from affiliates)                                           1,018,098                            $2,541,404

 Fees and expenses: (1)
  Investment advisory services                                                  131,860
  Distribution services                                                         188,300
  Transfer agent services                                                        28,610
  Administrative services                                                        13,025
  Reports to shareholders                                                         1,106
  Registration statement and prospectus                                           3,105
  Postage, stationery and supplies                                                3,011
  Directors' compensation                                                           601
  Auditing and legal                                                                186
  Custodian                                                                       2,674
  State and local taxes                                                               1
  Other                                                                             139
   Total fees and expenses before reimbursements/waivers                        372,618
 Less reimbursement/waiver of fees and expenses:
  Investment advisory services                                                    8,405
  Administrative services                                                           310
  Total fees and expenses after reimbursements/waivers                                                                363,903
 Net investment income                                                                                              2,177,501

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (including $235 net loss from affiliates)                       1,210,647
  Non-U.S. currency transactions                                                 (7,242)                            1,203,405
 Net unrealized appreciation (depreciation) on:
  Investments                                                                 3,379,489
  Non-U.S. currency translations                                                   (980)                            3,378,509
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            4,581,914
Net increase in net assets resulting
 from operations                                                                                                   $6,759,415

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets                     (dollars in thousands)

                                                                         Year ended July 31
                                                                                       2005                            2004
Operations:
 Net investment income                                                           $2,177,501                      $1,557,944
 Net realized gain on investments and
  non-U.S. currency transactions                                                  1,203,405                         732,245
 Net unrealized appreciation
  on investments and non-U.S. currency translations                               3,378,509                       2,871,155
  Net increase in net assets
   resulting from operations                                                      6,759,415                       5,161,344

Dividends and distributions paid or accrued to
 shareholders:
 Dividends from net investment income                                            (1,825,496)                     (1,635,840)
 Distributions from net realized gain
  on investments                                                                   (377,655)                              -
   Total dividends and distributions paid or accrued
    to shareholders                                                              (2,203,151)                     (1,635,840)

Capital share transactions                                                       10,692,258                      10,818,973

Total increase in net assets                                                     15,248,522                      14,344,477

Net assets:
 Beginning of year                                                               44,903,046                      30,558,569
 End of year (including undistributed
  net investment income: $501,690 and $154,465, respectively)                   $60,151,568                     $44,903,046

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the  Investment  Company  Act of 1940  as an  open-end,  diversified  management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes  consisting of four retail share classes,  five
CollegeAmerica(R)  savings  plan share  classes and five  retirement  plan share classes.  The CollegeAmerica  savings plan share classes (529-A,  529-B,  529-C,
529-E and  529-F) are  sponsored  by the  Commonwealth  of  Virginia  and can be utilized to save for college  education.  The five retirement plan share classes
(R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation  proceeds.  Each share class has identical voting rights, except for the exclusive right to vote on matters  affecting only its class.  Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different  arrangements for distribution,  administrative and shareholder services.  Differences  in  class-specific  fees and  expenses  will  result  in differences in net investment  income and,  therefore,  the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with  accounting  principles  generally  accepted in the United States of
America.  These principles  require management to make estimates and assumptions that affect reported amounts and  disclosures.  Actual results could differ from those  estimates.  The  following  is a summary  of the  significant  accounting policies followed by the fund:

          SECURITY  VALUATION  - Equity  securities  are valued at the  official closing  price of, or the last reported sale price on, the exchange or market  on  which  such  securities  are  traded,  as of the  close of business on the day the  securities  are being valued or,  lacking any sales,  at the last available bid price.  Prices for each security are taken  from the  principal  exchange  or market in which the  security
          trades.  Fixed-income  securities,   including  short-term  securities
          purchased  with  more  than 60 days left to  maturity,  are  valued at prices  obtained from an independent  pricing service when such prices
          are  available.   However,  where  the  investment  adviser  deems  it
          appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices,  if asked prices are not available) or at prices  for  securities  of  comparable  maturity,  quality  and type.
          Securities  with both  fixed-income  and  equity  characteristics,  or equity securities traded principally among fixed-income  dealers,  are valued in the manner described above for either equity or fixed-income securities,  depending on which method is deemed most  appropriate  by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost,  which  approximates  market value. The value of short-term  securities  originally  purchased with maturities  greater than 60 days, are determined based on an amortized value to par when they reach 60 days or less  remaining  to  maturity.
          The ability of the issuers of the debt  securities held by the fund to meet their  obligations may be affected by economic  developments in a specific  industry,  state or region.  Securities and other assets for which  representative  market quotations are not readily available are fair valued as  determined in good faith under  procedures  adopted by authority of the fund's  Board of  Directors.  Various  factors may be reviewed in order to make a good faith  determination  of a security's fair value.  These factors  include,  but are not limited to, the type and cost of the security;  contractual or legal restrictions on resale of the security;  relevant  financial or business  developments of the issuer;  actively traded similar or related securities;  conversion or
          exchange   rights  on  the  security;   related   corporate   actions;
          significant  events  occurring  after  the  close  of  trading  in the security; and changes in overall market conditions.

          SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  -  Security
          transactions  are  recorded  by the fund as of the date the trades are executed  with  brokers.  Realized  gains  and  losses  from  security transactions are determined  based on the specific  identified cost of the  securities.  In the event a security is purchased  with a delayed payment date, the fund will segregate liquid assets sufficient to meet
          its  payment  obligations.   Dividend  income  is  recognized  on  the
          ex-dividend  date and  interest  income is  recognized  on an  accrual basis.  Market  discounts,  premiums and original  issue  discounts on fixed-income  securities are amortized daily over the expected life of the security.

          CLASS   ALLOCATIONS   -  Income,   fees  and   expenses   (other  than
          class-specific  fees and  expenses)  are  allocated  daily  among  the various  share  classes  based on the relative  value of their settled shares.  Realized and unrealized  gains and losses are allocated daily among the various share  classes  based on their  relative net assets.
          Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  -  Dividends  paid to shareholders  are declared  daily from net  investment  income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S.  CURRENCY  TRANSLATION  - Assets and  liabilities,  including
          investment   securities,   denominated  in  non-U.S.   currencies  are
          translated  into U.S.  dollars at the exchange  rates in effect at the end of  the  reporting  period.  Purchases  and  sales  of  investment securities and income and expenses are translated into U.S. dollars at the  exchange  rates  on  the  dates  of  such  transactions.  In  the accompanying financial statements,  the effects of changes in non-U.S.
          exchange  rates on  investment  securities  are included  with the net realized gain or loss and net unrealized  appreciation or depreciation on investments.  The realized gain or loss and unrealized appreciation or depreciation  resulting from all other transactions  denominated in
          non-U.S. currencies are disclosed separately.

          MORTGAGE  DOLLAR ROLLS - The fund may enter into mortgage  dollar roll transactions in which the fund sells a  mortgage-backed  security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar  security on a specific future date at a  predetermined  price.  Each mortgage dollar roll is treated as a financing  transaction,  therefore,  any  gain or  loss is  considered unrealized until the roll reaches  completion.  Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.  Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT  RISK - The risks of investing in securities of non-U.S.  issuers may include,  but are not  limited to,  investment  and  repatriation  restrictions;
revaluation of currencies;  adverse political, social and economic developments;
government involvement in the private sector; limited and less reliable investor information;  lack of  liquidity;  certain  local  tax law  considerations;  and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S.  withholding taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund  complies  with the  requirements  under  Subchapter  M of the Internal
Revenue Code applicable to mutual funds and intends to distribute  substantially all of its net taxable  income and net capital gains each year.  The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions  paid to shareholders  are based on net investment income and net realized gains  determined on a tax basis,  which may differ from net investment income and net realized gains for financial  reporting  purposes.
These  differences  are due  primarily to differing  treatment for items such as
non-U.S. currency gains and losses; short-term capital gains and losses; capital losses  related  to sales of  certain  securities  within  30 days of  purchase;
unrealized appreciation of certain investments in non-U.S. securities;  deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which  amounts  are  distributed  may  differ  from the year in which the net investment  income and net realized gains are recorded by the fund for financial reporting purposes.  As of July 31, 2005, the cost of investment  securities for federal income tax purposes was $52,728,531,000.

During the year ended  July 31,  2005,  the fund  reclassified  $4,693,000  from undistributed  net  investment  income to  undistributed  net realized  gain and
$87,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of July 31, 2005,  the  components of  distributable  earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                              $705,922
Loss deferrals related to non-U.S. currency that were realized during the period November 1,
2004 through July 31, 2005                                                                                     (5,769)
Undistributed long-term capital gains                                                                       1,210,282
Gross unrealized appreciation on investment securities                                                      8,095,038
Gross unrealized depreciation on investment securities                                                       (881,848)
Net unrealized appreciation on investment securities                                                        7,213,190

Undistributed  net investment  income and non-U.S.  currency gains above include
non-U.S.  currency  losses of $2,755,000  that were  realized  during the period
November 1, 2003,  through July 31,  2004.  During the year ended July 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,212,777,000.

The tax  character  of  distributions  paid or  accrued to  shareholders  was as follows (dollars in thousands):

                                                                         Year ended July 31, 2005

                                                Distributions from            Distributions from          Total distributions
                                                   ordinary income       long-term capital gains              paid or accrued
Share class
Class A                                                $ 1,507,294                     $ 299,587                  $ 1,806,881
Class B                                                    105,906                        27,212                      133,118
Class C                                                    132,396                        34,316                      166,712
Class F                                                     45,544                         9,107                       54,651
Class 529-A                                                  9,019                         1,789                       10,808
Class 529-B                                                  1,649                           447                        2,096
Class 529-C                                                  3,247                           856                        4,103
Class 529-E                                                    433                            95                          528
Class 529-F                                                    136                            25                          161
Class R-1                                                      334                            78                          412
Class R-2                                                    5,613                         1,403                        7,016
Class R-3                                                    8,959                         1,829                       10,788
Class R-4                                                    2,450                           430                        2,880
Class R-5                                                    2,516                           481                        2,997
Total                                                  $ 1,825,496                     $ 377,655                  $ 2,203,151

                                                                         Year ended July 31, 2004

                                                Distributions from            Distributions from          Total distributions
Share class
Class A                                                $ 1,387,880                             -                  $ 1,387,880
Class B                                                     96,494                             -                       96,494
Class C                                                     99,411                             -                       99,411
Class F                                                     31,594                             -                       31,594
Class 529-A                                                  6,046                             -                        6,046
Class 529-B                                                  1,278                             -                        1,278
Class 529-C                                                  2,318                             -                        2,318
Class 529-E                                                    303                             -                          303
Class 529-F                                                     72                             -                           72
Class R-1                                                      166                             -                          166
Class R-2                                                    3,089                             -                        3,089
Class R-3                                                    4,239                             -                        4,239
Class R-4                                                      738                             -                          738
Class R-5                                                    2,212                             -                        2,212
Total                                                  $ 1,635,840                             -                  $ 1,635,840

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent  company of American  Funds Service  Company  ("AFS"),  the fund's transfer agent, and American Funds  Distributors,  Inc.  ("AFD"),  the principal underwriter of the fund's shares.

INVESTMENT  ADVISORY  SERVICES - The Investment  Advisory and Service  Agreement
with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were  based on a  declining  series of annual  rates  beginning  with
0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The Board of Directors approved an amended agreement  effective January 1, 2005,  continuing the series of rates to include an  additional  annual  rate of  0.127%  on daily  net  assets  in excess of $55 billion.  The agreement also provides for monthly fees,  accrued daily, of 2.25%
of the fund's  monthly  gross  income.  CRMC is  currently  waiving a portion of investment  advisory fees. From September 1, 2004,  through March 31, 2005, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended July 31, 2005, total investment  advisory services fees waived by
CRMC were $8,405,000.  As a result, the fee shown on the accompanying  financial statements  of  $131,860,000,  which was  equivalent  to an  annualized  rate of
0.249%, was reduced to $123,455,000, or 0.233% of average daily net assets.

CLASS-SPECIFIC  FEES AND  EXPENSES - Expenses  that are  specific to  individual share classes are accrued  directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share  classes,  except Class R-5.  Under the plans,  the Board of
          Directors  approves  certain  categories  of expenses that are used to finance activities  primarily intended to sell fund shares and service existing  accounts.  The  plans  provide  for  payments,  based  on an annualized percentage of average daily net assets,  ranging from 0.25%
          to 1.00% as noted below.  In some cases,  the Board of  Directors  has limited  amounts that may be paid to less than the maximum  allowed by the plans.  All share classes may use up to 0.25% of average daily net assets to pay service fees, or to  compensate  AFD for paying  service fees,  to  firms  that  have  entered  into  agreements  with  AFD for
          providing  certain   shareholder   services.   The  remaining  amounts
          available  to be paid under  each plan are paid to selling  dealers to compensate them for their selling activities.

          For classes A and 529-A,  the Board of Directors has also approved the reimbursement  of dealer and  wholesaler  commissions  paid by AFD for certain shares sold without a sales charge.  Each class reimburses AFD for amounts  billed  within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded.  As of
          July  31,  2005,  there  were  no  unreimbursed  expenses  subject  to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with
          AFS for classes A and B. Under this  agreement,  these  share  classes compensate  AFS for  transfer  agent  services  including  shareholder recordkeeping,  communications and transaction processing. AFS is also compensated for certain transfer agent services  provided to all other share  classes  from the  administrative  services  fees  paid to CRMC described below.

          ADMINISTRATIVE  SERVICES  - The  fund has an  administrative  services agreement  with CRMC to  provide  transfer  agent  and  other  related shareholder services for all share classes other than classes A and B.
          Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for
          Class R-5) based on its  respective  average  daily net  assets.  Each relevant  share  class also pays AFS  additional  amounts  for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing  these  services.  CRMC has agreed to pay
          AFS on the fund's behalf for a portion of the transfer  agent services fees for some of the retirement plan share classes. For the year ended
          July 31, 2005,  the total  administrative  services  fees paid by CRMC were  $4,000  and  $306,000  for  classes  R-1 and R-2,  respectively.
          Administrative  services fees are presented gross of any payments made by CRMC.  Each 529 share  class is  subject  to an  additional  annual administrative  services fee of 0.10% of its respective  average daily net assets;  this fee is payable to the  Commonwealth  of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are
          included  with  administrative   services  fees  in  the  accompanying
          financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the  agreements  described on the previous page for the year ended July 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $93,555          $25,980        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          37,442           2,630         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          48,394         Included            $7,067              $759            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          3,277          Included             1,860               174            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         456           Included             369                 29                 $ 260
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         631           Included              90                  24                  63
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        1,237          Included             175                  35                  124
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          69           Included              19                  2                   14
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          7            Included               6                 - *                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          123           Included              18                 11             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,534          Included              307                852            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,403          Included              421                162            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          172           Included              105                 7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              66                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $188,300          $28,610           $10,503             $2,057                $465
         --------------------------------------------------------------------------------------------------------------
         *Amount less than one thousand.

DEFERRED   DIRECTORS'   COMPENSATION  -  Since  the  adoption  of  the  deferred
compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash  payment  of part or all of their  compensation.  These  deferred amounts,  which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American  Funds.  These amounts  represent  general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors'  compensation of $601,000,  shown on the accompanying financial statements,  includes $388,000 in current fees (either paid in cash or deferred) and a net increase of $213,000 in the value of the deferred amounts.

AFFILIATED  OFFICERS AND DIRECTORS - Officers and certain  Directors of the fund are or may be considered to be affiliated  with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share  transactions  in the fund were as follows  (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                            Sales(1)                        dividends and distributions
                                                                 Amount          Shares                   Amount          Shares
Year ended July 31, 2005
Class A                                                     $ 9,640,392         532,521              $ 1,565,111          86,078
Class B                                                         755,566          42,102                  111,888           6,179
Class C                                                       1,867,364         103,792                  133,316           7,372
Class F                                                         660,579          36,521                   41,363           2,276
Class 529-A                                                     114,656           6,328                   10,343             569
Class 529-B                                                      17,625             977                    2,028             112
Class 529-C                                                      52,313           2,889                    3,934             216
Class 529-E                                                       5,928             328                      504              27
Class 529-F                                                       2,757             152                      149               8
Class R-1                                                        13,146             724                      374              20
Class R-2                                                       143,180           7,950                    6,558             362
Class R-3                                                       241,450          13,332                    9,950             547
Class R-4                                                        97,347           5,337                    2,546             140
Class R-5                                                        24,245           1,332                    1,947             107
Total net increase
   (decrease)                                              $ 13,636,548         754,285              $ 1,890,011         104,013

Year ended July 31, 2004
Class A                                                     $ 9,206,376         549,512              $ 1,103,176          66,213
Class B                                                       1,101,061          66,441                   75,097           4,529
Class C                                                       1,949,484         117,251                   74,955           4,517
Class F                                                         574,424          34,311                   22,212           1,330
Class 529-A                                                      92,062           5,493                    5,362             321
Class 529-B                                                      20,391           1,222                    1,143              68
Class 529-C                                                      48,073           2,875                    2,065             124
Class 529-E                                                       4,740             283                      270              16
Class 529-F                                                       2,187             130                       62               4
Class R-1                                                         6,192             371                      144               9
Class R-2                                                        94,869           5,672                    2,697             162
Class R-3                                                       144,994           8,700                    3,667             219
Class R-4                                                        23,901           1,420                      638              38
Class R-5                                                        18,243           1,090                    1,123              67
Total net increase
   (decrease)                                              $ 13,286,997         794,771              $ 1,292,611          77,617

Share class                                                           Repurchases(1)                           Net increase
                                                                  Amount          Shares                  Amount          Shares
Year ended July 31, 2005
Class A                                                     $ (3,709,618)       (204,836)            $ 7,495,885         413,763
Class B                                                         (287,281)        (15,953)                580,173          32,328
Class C                                                         (485,019)        (26,922)              1,515,661          84,242
Class F                                                         (208,234)        (11,499)                493,708          27,298
Class 529-A                                                      (13,713)           (756)                111,286           6,141
Class 529-B                                                       (2,180)           (121)                 17,473             968
Class 529-C                                                       (8,587)           (473)                 47,660           2,632
Class 529-E                                                         (618)            (34)                  5,814             321
Class 529-F                                                         (763)            (43)                  2,143             117
Class R-1                                                         (3,977)           (218)                  9,543             526
Class R-2                                                        (34,869)         (1,935)                114,869           6,377
Class R-3                                                        (56,185)         (3,110)                195,215          10,769
Class R-4                                                        (14,255)           (782)                 85,638           4,695
Class R-5                                                         (9,002)           (498)                 17,190             941
Total net increase
   (decrease)                                               $ (4,834,301)       (267,180)           $ 10,692,258         591,118

Year ended July 31, 2004
Class A                                                     $ (3,062,800)       (182,922)            $ 7,246,752         432,803
Class B                                                         (204,546)        (12,236)                971,612          58,734
Class C                                                         (281,356)        (16,825)              1,743,083         104,943
Class F                                                         (129,030)         (7,671)                467,606          27,970
Class 529-A                                                       (6,789)           (402)                 90,635           5,412
Class 529-B                                                       (1,439)            (85)                 20,095           1,205
Class 529-C                                                       (4,315)           (256)                 45,823           2,743
Class 529-E                                                         (516)            (30)                  4,494             269
Class 529-F                                                         (258)            (15)                  1,991             119
Class R-1                                                           (874)            (52)                  5,462             328
Class R-2                                                        (17,214)         (1,031)                 80,352           4,803
Class R-3                                                        (37,073)         (2,254)                111,588           6,665
Class R-4                                                         (8,520)           (523)                 16,019             935
Class R-5                                                         (5,905)           (358)                 13,461             799
Total net increase
   (decrease)                                               $ (3,760,635)       (224,660)           $ 10,818,973         647,728

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities,  of $21,069,039,000 and  $11,608,756,000,  respectively,  during the year ended July 31, 2005.

The fund  receives  a  reduction  in its  custodian  fee equal to the  amount of interest calculated on certain cash balances held at the custodian bank. For the year  ended  July  31,  2005,  the  custodian  fee of  $2,674,000,  shown on the accompanying  financial  statements,  includes  $450,000 that was offset by this reduction, rather than paid in cash.

Financial highlights(1)

                                                                                    Income (loss) from investment operations(2)
                                                                                                             Net
                                                                      Net asset                    gains (losses)
                                                                         value,            Net     on securities      Total from
                                                                      beginning     investment    (both realized      investment
                                                                      of period         income    and unrealized)     operations
Class A:
 Year ended 7/31/2005                                                    $17.10           $.77             $1.61           $2.38
 Year ended 7/31/2004                                                     15.44            .70              1.70            2.40
 Year ended 7/31/2003                                                     14.49            .72               .98            1.70
 Year ended 7/31/2002                                                     16.44            .74             (1.73)           (.99)
 Year ended 7/31/2001                                                     15.43            .83              1.46            2.29
Class B:
 Year ended 7/31/2005                                                     17.01            .63              1.61            2.24
 Year ended 7/31/2004                                                     15.36            .56              1.69            2.25
 Year ended 7/31/2003                                                     14.42            .61               .97            1.58
 Year ended 7/31/2002                                                     16.39            .61             (1.73)          (1.12)
 Year ended 7/31/2001                                                     15.39            .72              1.46            2.18
Class C:
 Year ended 7/31/2005                                                     16.99            .61              1.60            2.21
 Year ended 7/31/2004                                                     15.34            .55              1.69            2.24
 Year ended 7/31/2003                                                     14.41            .59               .97            1.56
 Year ended 7/31/2002                                                     16.37            .59             (1.71)          (1.12)
 Period from 3/15/2001 to 7/31/2001                                       15.85            .21               .48             .69
Class F:
 Year ended 7/31/2005                                                     17.08            .75              1.61            2.36
 Year ended 7/31/2004                                                     15.42            .67              1.71            2.38
 Year ended 7/31/2003                                                     14.47            .71               .97            1.68
 Year ended 7/31/2002                                                     16.44            .71             (1.73)          (1.02)
 Period from 3/15/2001 to 7/31/2001                                       15.89            .27               .48             .75
Class 529-A:
 Year ended 7/31/2005                                                     17.08            .75              1.61            2.36
 Year ended 7/31/2004                                                     15.42            .68              1.70            2.38
 Year ended 7/31/2003                                                     14.48            .71               .97            1.68
 Period from 2/15/2002 to 7/31/2002                                       15.76            .31             (1.20)           (.89)
Class 529-B:
 Year ended 7/31/2005                                                     17.05            .59              1.61            2.20
 Year ended 7/31/2004                                                     15.36            .53              1.70            2.23
 Year ended 7/31/2003                                                     14.46            .58               .97            1.55
 Period from 2/19/2002 to 7/31/2002                                       15.63            .25             (1.06)           (.81)
Class 529-C:
 Year ended 7/31/2005                                                     17.06            .59              1.60            2.19
 Year ended 7/31/2004                                                     15.39            .53              1.71            2.24
 Year ended 7/31/2003                                                     14.46            .58               .97            1.55
 Period from 2/19/2002 to 7/31/2002                                       15.63            .25             (1.06)           (.81)
Class 529-E:
 Year ended 7/31/2005                                                     17.06            .69              1.61            2.30
 Year ended 7/31/2004                                                     15.40            .62              1.70            2.32
 Year ended 7/31/2003                                                     14.47            .66               .96            1.62
 Period from 2/25/2002 to 7/31/2002                                       15.81            .27             (1.23)           (.96)
Class 529-F:
 Year ended 7/31/2005                                                     17.08            .75              1.60            2.35
 Year ended 7/31/2004                                                     15.42            .67              1.69            2.36
 Period from 9/17/2002 to 7/31/2003                                       14.11            .60              1.24            1.84

Financial highlights(1)                                            (continued)

                                                                                    Income (loss) from investment operations(2)
                                                                                                             Net
                                                                      Net asset                     gains(losses)
                                                                         value,            Net     on securities      Total from
                                                                      beginning     investment    (both realized      investment
                                                                      of period         income    and unrealized)     operations
Class R-1:
 Year ended 7/31/2005                                                    $17.05           $.61             $1.61           $2.22
 Year ended 7/31/2004                                                     15.39            .55              1.70            2.25
 Year ended 7/31/2003                                                     14.47            .60               .96            1.56
 Period from 6/17/2002 to 7/31/2002                                       15.65            .06             (1.24)          (1.18)
Class R-2:
 Year ended 7/31/2005                                                     17.01            .61              1.60            2.21
 Year ended 7/31/2004                                                     15.36            .55              1.69            2.24
 Year ended 7/31/2003                                                     14.48            .59               .95            1.54
 Period from 5/31/2002 to 7/31/2002                                       16.26            .09             (1.69)          (1.60)
Class R-3:
 Year ended 7/31/2005                                                     17.07            .70              1.60            2.30
 Year ended 7/31/2004                                                     15.41            .62              1.70            2.32
 Year ended 7/31/2003                                                     14.48            .65               .98            1.63
 Period from 6/4/2002 to 7/31/2002                                        16.09            .09             (1.51)          (1.42)
Class R-4:
 Year ended 7/31/2005                                                     17.09            .76              1.60            2.36
 Year ended 7/31/2004                                                     15.43            .68              1.70            2.38
 Year ended 7/31/2003                                                     14.49            .70               .98            1.68
 Period from 6/27/2002 to 7/31/2002                                       15.25            .08              (.84)           (.76)
Class R-5:
 Year ended 7/31/2005                                                     17.10            .80              1.61            2.41
 Year ended 7/31/2004                                                     15.44            .73              1.71            2.44
 Year ended 7/31/2003                                                     14.49            .75               .98            1.73
 Period from 5/15/2002 to 7/31/2002                                       16.31            .15             (1.77)          (1.62)

Financial highlights(1)

                                                                             Dividends and distributions

                                                                      Dividends
                                                                      (from net   Distributions              Total      Net asset
                                                                     investment   (from capital      dividends and     value, end
                                                                         income)          gains)     distributions      of period
Class A:
 Year ended 7/31/2005                                                     $(.65)          $(.13)             $(.78)        $18.70
 Year ended 7/31/2004                                                      (.74)              -               (.74)         17.10
 Year ended 7/31/2003                                                      (.73)           (.02)              (.75)         15.44
 Year ended 7/31/2002                                                      (.80)           (.16)              (.96)         14.49
 Year ended 7/31/2001                                                      (.80)           (.48)             (1.28)         16.44
Class B:
 Year ended 7/31/2005                                                      (.51)           (.13)              (.64)         18.61
 Year ended 7/31/2004                                                      (.60)              -               (.60)         17.01
 Year ended 7/31/2003                                                      (.62)           (.02)              (.64)         15.36
 Year ended 7/31/2002                                                      (.69)           (.16)              (.85)         14.42
 Year ended 7/31/2001                                                      (.70)           (.48)             (1.18)         16.39
Class C:
 Year ended 7/31/2005                                                      (.49)           (.13)              (.62)         18.58
 Year ended 7/31/2004                                                      (.59)              -               (.59)         16.99
 Year ended 7/31/2003                                                      (.61)           (.02)              (.63)         15.34
 Year ended 7/31/2002                                                      (.68)           (.16)              (.84)         14.41
 Period from 3/15/2001 to 7/31/2001                                        (.17)              -               (.17)         16.37
Class F:
 Year ended 7/31/2005                                                      (.63)           (.13)              (.76)         18.68
 Year ended 7/31/2004                                                      (.72)              -               (.72)         17.08
 Year ended 7/31/2003                                                      (.71)           (.02)              (.73)         15.42
 Year ended 7/31/2002                                                      (.79)           (.16)              (.95)         14.47
 Period from 3/15/2001 to 7/31/2001                                        (.20)              -               (.20)         16.44
Class 529-A:
 Year ended 7/31/2005                                                      (.63)           (.13)              (.76)         18.68
 Year ended 7/31/2004                                                      (.72)              -               (.72)         17.08
 Year ended 7/31/2003                                                      (.72)           (.02)              (.74)         15.42
 Period from 2/15/2002 to 7/31/2002                                        (.39)              -               (.39)         14.48
Class 529-B:
 Year ended 7/31/2005                                                      (.47)           (.13)              (.60)         18.65
 Year ended 7/31/2004                                                      (.54)              -               (.54)         17.05
 Year ended 7/31/2003                                                      (.63)           (.02)              (.65)         15.36
 Period from 2/19/2002 to 7/31/2002                                        (.36)              -               (.36)         14.46
Class 529-C:
 Year ended 7/31/2005                                                      (.47)           (.13)              (.60)         18.65
 Year ended 7/31/2004                                                      (.57)              -               (.57)         17.06
 Year ended 7/31/2003                                                      (.60)           (.02)              (.62)         15.39
 Period from 2/19/2002 to 7/31/2002                                        (.36)              -               (.36)         14.46
Class 529-E:
 Year ended 7/31/2005                                                      (.57)           (.13)              (.70)         18.66
 Year ended 7/31/2004                                                      (.66)              -               (.66)         17.06
 Year ended 7/31/2003                                                      (.67)           (.02)              (.69)         15.40
 Period from 2/25/2002 to 7/31/2002                                        (.38)              -               (.38)         14.47
Class 529-F:
 Year ended 7/31/2005                                                      (.62)           (.13)              (.75)         18.68
 Year ended 7/31/2004                                                      (.70)              -               (.70)         17.08
 Period from 9/17/2002 to 7/31/2003                                        (.51)           (.02)              (.53)         15.42

Financial highlights(1)                                              (continued)

                                                                            Dividends and distributions

                                                                      Dividends
                                                                      (from net   Distributions              Total      Net asset
                                                                     investment   (from capital      dividends and     value, end
                                                                         income)          gains)     distributions      of period
Class R-1:
 Year ended 7/31/2005                                                     $(.49)          $(.13)             $(.62)        $18.65
 Year ended 7/31/2004                                                      (.59)              -               (.59)         17.05
 Year ended 7/31/2003                                                      (.62)           (.02)              (.64)         15.39
 Period from 6/17/2002 to 7/31/2002                                           -               -                  -          14.47
Class R-2:
 Year ended 7/31/2005                                                      (.49)           (.13)              (.62)         18.60
 Year ended 7/31/2004                                                      (.59)              -               (.59)         17.01
 Year ended 7/31/2003                                                      (.64)           (.02)              (.66)         15.36
 Period from 5/31/2002 to 7/31/2002                                        (.18)              -               (.18)         14.48
Class R-3:
 Year ended 7/31/2005                                                      (.57)           (.13)              (.70)         18.67
 Year ended 7/31/2004                                                      (.66)              -               (.66)         17.07
 Year ended 7/31/2003                                                      (.68)           (.02)              (.70)         15.41
 Period from 6/4/2002 to 7/31/2002                                         (.19)              -               (.19)         14.48
Class R-4:
 Year ended 7/31/2005                                                      (.63)           (.13)              (.76)         18.69
 Year ended 7/31/2004                                                      (.72)              -               (.72)         17.09
 Year ended 7/31/2003                                                      (.72)           (.02)              (.74)         15.43
 Period from 6/27/2002 to 7/31/2002                                           -               -                  -          14.49
Class R-5:
 Year ended 7/31/2005                                                      (.68)           (.13)              (.81)         18.70
 Year ended 7/31/2004                                                      (.78)              -               (.78)         17.10
 Year ended 7/31/2003                                                      (.76)           (.02)              (.78)         15.44
 Period from 5/15/2002 to 7/31/2002                                        (.20)              -               (.20)         14.49

Financial highlights(1)

                                                                           Ratio of expenses   Ratio of expenses
                                                                              to average net      to average net        Ratio of
                                                             Net assets,       assets before        assets after      net income
                                                    Total  end of period     reimbursements/     reimbursements/      to average
                                                return (3)  (in millions)            waivers         waivers (4)      net assets
Class A:
 Year ended 7/31/2005                              14.12%        $47,196                .55%                .54%           4.26%
 Year ended 7/31/2004                               15.76         36,075                 .57                 .57            4.15
 Year ended 7/31/2003                               12.18         25,891                 .61                 .61            4.98
 Year ended 7/31/2002                               (6.35)        19,585                 .61                 .61            4.66
 Year ended 7/31/2001                               15.53         19,519                 .62                 .62            5.18
Class B:
 Year ended 7/31/2005                               13.32          4,135                1.34                1.32            3.48
 Year ended 7/31/2004                               14.84          3,231                1.35                1.35            3.37
 Year ended 7/31/2003                               11.37          2,015                1.39                1.39            4.17
 Year ended 7/31/2002                               (7.14)           800                1.37                1.37            3.88
 Year ended 7/31/2001                               14.77            254                1.38                1.38            4.15
Class C:
 Year ended 7/31/2005                               13.17          5,756                1.43                1.41            3.38
 Year ended 7/31/2004                               14.75          3,833                1.44                1.44            3.26
 Year ended 7/31/2003                               11.23          1,850                1.48                1.48            4.07
 Year ended 7/31/2002                               (7.17)           614                1.48                1.48            3.77
 Period from 3/15/2001 to 7/31/2001                  4.35             89                 .62                 .62            1.28
Class F:
 Year ended 7/31/2005                               14.01          1,603                 .67                 .65            4.14
 Year ended 7/31/2004                               15.65          1,000                 .69                 .69            4.02
 Year ended 7/31/2003                               12.11            471                 .72                 .72            4.83
 Year ended 7/31/2002                               (6.56)           156                 .73                 .73            4.52
 Period from 3/15/2001 to 7/31/2001                  4.71             22                 .31                 .31            1.58
Class 529-A:
 Year ended 7/31/2005                               13.98            328                 .70                 .68            4.13
 Year ended 7/31/2004                               15.61            195                 .67                 .67            4.06
 Year ended 7/31/2003                               12.10             93                 .68                 .68            4.87
 Period from 2/15/2002 to 7/31/2002                 (5.83)            24                 .37                 .37            2.02
Class 529-B:
 Year ended 7/31/2005                               13.05             74                1.55                1.53            3.28
 Year ended 7/31/2004                               14.67             51                1.57                1.57            3.16
 Year ended 7/31/2003                               11.10             28                1.60                1.60            3.95
 Period from 2/19/2002 to 7/31/2002                 (5.40)             7                 .71                 .71            1.62
Class 529-C:
 Year ended 7/31/2005                               13.00            153                1.54                1.52            3.29
 Year ended 7/31/2004                               14.69             95                1.56                1.56            3.17
 Year ended 7/31/2003                               11.10             44                1.59                1.59            3.96
 Period from 2/19/2002 to 7/31/2002                 (5.40)            12                 .70                 .70            1.63
Class 529-E:
 Year ended 7/31/2005                               13.63             17                1.02                1.01            3.80
 Year ended 7/31/2004                               15.24             10                1.04                1.04            3.69
 Year ended 7/31/2003                               11.66              5                1.06                1.06            4.48
 Period from 2/25/2002 to 7/31/2002                 (6.24)             1                 .45                 .45            1.79
Class 529-F:
 Year ended 7/31/2005                               13.96              5                 .70                 .68            4.14
 Year ended 7/31/2004                               15.53              3                 .79                 .79            3.95
 Period from 9/17/2002 to 7/31/2003                 13.38              1                 .81 (5)             .81 (5)        4.68 (5)

Financial highlights(1)                                             (continued)

                                                                           Ratio of expenses   Ratio of expenses
                                                                              to average net      to average net        Ratio of
                                                             Net assets,       assets before        assets after      net income
                                                    Total  end of period     reimbursements/     reimbursements/      to average
                                                   return   (in millions)            waivers             waivers (4)  net assets
Class R-1:
 Year ended 7/31/2005                              13.15%            $19               1.50%               1.45%           3.36%
 Year ended 7/31/2004                               14.75              8                1.55                1.48            3.27
 Year ended 7/31/2003                               11.19              2                1.92                1.50            4.02
 Period from 6/17/2002 to 7/31/2002                 (7.54)             - (6)             .32                 .18             .42
Class R-2:
 Year ended 7/31/2005                               13.16            271                1.58                1.42            3.39
 Year ended 7/31/2004                               14.75            139                1.75                1.44            3.30
 Year ended 7/31/2003                               11.12             52                1.81                1.46            4.02
 Period from 5/31/2002 to 7/31/2002                 (9.95)             1                 .29                 .24             .66
Class R-3:
 Year ended 7/31/2005                               13.68            394                 .97                 .96            3.85
 Year ended 7/31/2004                               15.25            176                1.02                1.02            3.70
 Year ended 7/31/2003                               11.68             56                1.12                1.08            4.42
 Period from 6/4/2002 to 7/31/2002                  (8.90)             1                 .19                 .17             .61
Class R-4:
 Year ended 7/31/2005                               14.00            120                 .67                 .65            4.17
 Year ended 7/31/2004                               15.64             30                 .69                 .69            4.05
 Year ended 7/31/2003                               12.07             12                 .72                 .72            4.81
 Period from 6/27/2002 to 7/31/2002                 (4.98)             - (6)            5.11                 .03             .52
Class R-5:
 Year ended 7/31/2005                               14.33             81                 .37                 .35            4.45
 Year ended 7/31/2004                               16.01             57                 .37                 .37            4.35
 Year ended 7/31/2003                               12.43             39                 .40                 .40            5.17
 Period from 5/15/2002 to 7/31/2002                 (9.99)            22                 .09                 .09             .97

                                                                                Year ended July 31
                                                                 2005       2004        2003        2002      2001

Portfolio turnover rate for all classes of shares                 24%        27%         28%         36%       44%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.  During the year ended 7/31/2005, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes
    (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The
Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Income Fund of America, Inc. as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, CA
September 9, 2005

TAX INFORMATION                                                     (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders  during such fiscal year. The information below is provided for the fund's fiscal year ending July 31, 2005.

During  the  fiscal  year  ended,  the  fund  paid  a  long-term   capital  gain
distribution  of  $377,655,000.  A portion  of this  amount was  distributed  to shareholders in redemption of their shares.

Individual shareholders are eligible for reduced tax rates on qualified dividend income.  The  fund  designates  $1,523,819,000  of  the  dividends  received  as qualified dividend income.

Corporate  shareholders may exclude up to 70% of qualifying dividends.  The fund designates $1,044,068,000 of dividends received as qualified dividend income.

For state tax  purposes,  certain  states may exempt from income  taxation  that portion of the income  dividends  paid by the fund that were derived from direct
U.S. government obligations. The fund designates $40,750,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL  SHAREHOLDERS  SHOULD  REFER  TO THEIR  FORM  1099-DIV  OR OTHER  TAX
INFORMATION  WHICH WILL BE MAILED IN JANUARY 2006 TO DETERMINE THE CALENDAR YEAR
AMOUNTS TO BE INCLUDED ON THEIR 2005 TAX RETURNS.  SHAREHOLDERS  SHOULD  CONSULT
THEIR TAX ADVISERS.